                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END: March 31, 2005

DATE OF REPORTING PERIOD:  October 1, 2004 through December 31, 2004

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS (99.3%)

                       CONSUMER DISCRETIONARY (24.4%)
     1,050,300         Aeropostale, Inc.(a)                      $   30,910,329
    11,000,000         Amazon.com, Inc.(a)(b)                       487,190,000
     2,150,000         American Eagle Outfitters, Inc.(b)           101,265,000
       400,000         Autoliv, Inc.                                 19,320,000
       700,000         Aztar Corp.(a)(b)                             24,444,000
     1,050,000         Black & Decker Corp.                          92,746,500
     1,350,000         Brunswick Corp.                               66,825,000
       700,000         Centex Corp.                                  41,706,000
     1,350,000         Coach, Inc.(a)                                76,140,000
     3,375,000         D.R. Horton, Inc.(b)                         136,046,250
     4,250,000         Eastman Kodak Company(b)                     137,062,500
     3,900,000         eBay, Inc.(a)(b)                             453,492,000
       700,000         Electronics Boutique Holdings Corp.(a)(b)     30,058,000
     1,500,000         Foot Locker, Inc.                             40,395,000
     1,100,000         Fossil, Inc.(a)                               28,204,000
     1,300,000         Garmin, Ltd.(b)                               79,092,000
       200,000         Harman International Industries, Inc.(b)      25,400,000
     4,950,000         Hilton Hotels Corp.                          112,563,000
     4,400,000         Home Depot, Inc.                             188,056,000
       700,000         KB Home(b)                                    73,080,000
     2,150,000         Marriott International, Inc.                 135,407,000
     1,750,000         Marvel Enterprises, Inc.(a)(b)                35,840,000
       450,000         Overstock.com, Inc.(a)(b)                     31,050,000
     1,200,000         Penn National Gaming, Inc.(a)                 72,660,000
       700,000         Polaris Industries, Inc.(b)                   47,614,000
     1,200,000         Polo Ralph Lauren Corp.                       51,120,000
     1,350,000         Quicksilver, Inc.(a)(b)                       40,216,500
       500,000         Red Robin Gourmet Burgers, Inc.(a)(b)         26,735,000
       450,000         RH Donnelley Financial Corp.(a)(b)            26,572,500
     1,300,000         Ryland Group, Inc.                            74,802,000
     1,700,000         Scientific Games Corp.(a)(b)                  40,528,000
       700,000         Shuffle Master, Inc.(a)(b)                    32,970,000
     3,400,000         Sirius Satellite Radio, Inc.(a)(b)            26,010,000
     1,400,000         Station Casinos, Inc.                         76,552,000
     1,100,000         Toll Brothers, Inc.(a)(b)                     75,471,000
     1,200,000         Too, Inc.(a)(b)                               29,352,000
     1,000,000         Winnebago Industries, Inc.(b)                 39,060,000
     1,825,000         Wynn Resorts, Ltd.(a)(b)                     122,129,000
     4,315,000         XM Satellite Radio, Inc.(a)(b)               162,330,300
                                                                 --------------
                                                                  3,390,414,879
                                                                 --------------
                       CONSUMER STAPLES (2.3%)
     2,550,000         Avon Products, Inc.                           98,685,000
     4,500,000         Costco Wholesale Corp.(b)                    217,845,000
                                                                 --------------
                                                                    316,530,000
                                                                 --------------
                       ENERGY (6.3%)
       450,000         Amerada Hess Corp.(b)                         37,071,000
       450,000         Cabot Oil & Gas Corp.                         19,912,500
       300,000         Carbo Ceramics, Inc.                          20,700,000
     3,250,000         Chesapeake Energy Corp.                       53,625,000
     1,000,000         General Maritime Corp.(a)(b)                  39,950,000
     2,150,000         Grant Prideco, Inc.(a)(b)                     43,107,500
       400,000         Houston Exploration Company(a)                22,524,000
       500,000         Hydril Company(a)                             22,755,000
     1,100,000         Nabors Industries, Inc.(a)(b)                 56,419,000
     1,150,000         Occidental Petroleum Corp.                    67,114,000
       600,000         Offshore Logistics, Inc.                      19,482,000
       800,000         Overseas Shipholding Group, Inc.              44,160,000
     1,000,000         PetroKazakhstan, Inc.                         37,100,000
       700,000         Premcor, Inc.(b)                              29,519,000
     1,750,000         Smith International, Inc.(a)(b)               95,217,500
       850,000         Ultra Petroleum Corp.(a)                      40,910,500
       800,000         Unit Corp.(a)(b)                              30,568,000
     2,600,000         Valero Energy Corp.(b)                       118,040,000
     2,250,000         XTO Energy, Inc.                              79,605,000
                                                                 --------------
                                                                    877,780,000
                                                                 --------------
                       FINANCIALS (6.6%)
     3,250,000         Americredit Corp.(a)(b)                       79,462,500
       800,000         Associated Banc-Corp                          26,568,000
       350,000         Chicago Mercantile Exchange
                       Holdings, Inc.(b)                             80,045,000
     2,000,000         CIT Group, Inc.                               91,640,000
     1,450,000         Doral Financial Corp.(b)                      71,412,500
       600,000         East West Bancorp, Inc.(b)                    25,176,000
       605,400         First Marblehead Corp.(a)(b)                  34,053,750
     1,300,000         General Growth Properties, Inc.               47,008,000
       600,000         Mills Corp.(b)                                38,256,000
       900,000         Moody's Corp.                                 78,165,000
       550,000         New Century Financial Corp.                   35,150,500
     2,500,000         SLM Corp.(b)                                 133,475,000
     1,800,000         TCF Financial Corp.(b)                        57,852,000
     1,120,000         UCBH Holdings, Inc.                           51,318,400
       410,000         UnionBanCal Corp.                             26,436,800
     1,300,000         Ventas, Inc.                                  35,633,000
                                                                 --------------
                                                                    911,652,450
                                                                 --------------
                       HEALTH CARE (9.3%)
       900,000         Alcon, Inc.(b)                                72,540,000
       700,000         American Medical Systems
                       Holdings, Inc.(a)(b)                          29,267,000
       600,000         Amerigroup Corp.(a)(b)                        45,396,000
     1,100,000         C. R. Bard, Inc.                              70,378,000
       350,000         Cooper Companies, Inc.(b)                     24,706,500
     1,000,000         Covance, Inc.(a)                              38,750,000
     1,400,000         Cytyc Corp.(a)(b)                             38,598,000
       875,000         Dade Behring Holdings, Inc.(a)(b)             49,000,000
     1,950,000         DaVita, Inc.(a)(b)                            77,083,500
       900,000         Gen-Probe, Inc.(a)(b)                         40,689,000
     1,725,000         Immucor, Inc.(a)                              40,554,750
       750,000         Intuitive Surgical, Inc.(a)(b)                30,015,000
     1,900,000         Laboratory Corporation of
                       America Holdings(a)(b)                        94,658,000
     1,200,000         MGI Pharma, Inc.(a)(b)                        33,612,000
     1,400,000         Quest Diagnostics, Inc.                      133,770,000
     2,000,000         Sepracor, Inc.(a)(b)                         118,740,000
       925,000         Sierra Health Services, Inc.(a)(b)            50,976,750
     1,500,000         St. Jude Medical, Inc.(b)                     62,895,000
     2,600,000         VCA Antech, Inc.(a)(b)                        50,960,000
     1,000,000         Wellpoint Health Networks,
                       Inc.(a)(b)                                   115,000,000
       900,000         Zimmer Holdings, Inc.(a)                      72,108,000
                                                                 --------------
                                                                  1,289,697,500
                                                                 --------------
                       INDUSTRIALS (10.6%)
       600,000         Actuant Corp.(a)(b)                           31,290,000
       400,000         Alliant Techsystems, Inc.(a)(b)               26,152,000
     2,440,000         American Standard Companies, Inc.(a)         100,820,800
       700,000         AMETEK, Inc.(b)                               24,969,000

          See accompanying Notes to Schedule of Investments (unaudited)

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                                             VALUE
----------                                                       -------------
       750,000         Armor Holdings, Inc.(a)(b)                $   35,265,000
     2,500,000         Boeing Company(b)                            129,425,000
     1,000,000         Brink's Company(b)                            39,520,000
       650,000         C.H. Robinson Worldwide, Inc.(b)              36,088,000
     1,100,000         Eaton Corp.                                   79,596,000
     1,150,000         EGL, Inc.(a)                                  34,373,500
       800,000         Hughes Supply, Inc.                           25,880,000
       550,000         Illinois Tool Works, Inc.                     50,974,000
       250,000         ITT Industries, Inc.(b)                       21,112,500
     1,100,000         Joy Global, Inc.(b)                           47,773,000
       350,000         Landstar System, Inc.(a)                      25,774,000
     3,350,000         Masco Corp.                                  122,375,500
     1,000,000         MSC Industrial Direct Company, Inc.(b)        35,980,000

     1,500,000         Northrop Grumman Corp.                        81,540,000
       350,000         Oshkosh Truck Corp.(b)                        23,933,000
       650,000         PACCAR, Inc.(b)                               52,312,000
     1,360,000         Parker-Hannifin Corp.(b)                     103,006,400
       600,000         Precision Castparts Corp.(b)                  39,408,000
     1,050,000         Robert Half International, Inc.               30,901,500
     1,700,000         Rockwell Automation, Inc.(b)                  84,235,000
     1,400,000         Ryder System, Inc.                            66,878,000
       800,000         Teledyne Technologies, Inc.(a)                23,544,000
       600,000         Terex Corp.(b)                                28,590,000
       400,000         The Corporate Executive Board
                       Company                                       26,776,000
       700,000         UTi Worldwide, Inc.(b)                        47,614,000
                                                                 --------------
                                                                  1,476,106,200
                                                                 --------------
                       INFORMATION TECHNOLOGY (36.8%)
     2,900,000         Activision, Inc.(a)                           58,522,000
     4,700,000         Advanced Micro Devices,
                       Inc.(a)(b)                                   103,494,000
     3,500,000         Akamai Technologies, Inc.(a)(b)               45,605,000
     1,600,000         Alliance Data Systems
                       Corp.(a)(b)                                   75,968,000
       699,500         Anteon International Corp.(a)                 29,281,070
     7,500,000         Apple Computer, Inc.(a)                      483,000,000
     1,950,000         Ask Jeeves, Inc.(a)(b)                        52,162,500
     2,700,000         ATI Technologies, Inc.(a)(b)                  52,353,000
     4,000,000         Autodesk, Inc.(b)                            151,800,000
     5,450,000         Avaya, Inc.(a)(b)                             93,740,000
     2,200,000         Borland Software Corp.(a)(b)                  25,696,000
       800,000         CACI International, Inc.(a)(b)                54,504,000
     1,300,000         CheckFree Corp.(a)(b)                         49,504,000
     2,450,000         Computer Sciences Corp.(a)                   138,106,500
     6,000,000         Corning, Inc.(a)(b)                           70,620,000
     1,100,000         Digital River, Inc.(a)(b)                     45,771,000
     4,000,000         Earthlink, Inc.(a)(b)                         46,080,000
     4,300,000         Electronic Arts, Inc.(a)(b)                  265,224,000
       900,000         F5 Networks, Inc.(a)(b)                       43,848,000
       625,000         FLIR Systems, Inc.(a)(b)                      39,868,750
     2,269,028         Freescale Semiconductor, Inc.(a)              41,659,354
       900,000         Infospace, Inc.(a)(b)                         42,795,000
    11,300,000         Juniper Networks, Inc.(a)(b)                 307,247,000
    17,000,000         Lucent Technologies, Inc.(a)(b)               63,920,000
     4,500,000         Marvell Technology Group,
                       Ltd.(a)(b)                                   159,615,000
     2,200,000         McAfee, Inc.(a)(b)                            63,646,000
       400,000         Micros Systems, Inc.(a)(b)                    31,224,000
    23,650,000         Motorola, Inc.                               406,780,000
     1,100,000         NCR Corp.(a)(b)                               76,153,000
     7,200,000         Network Appliance, Inc.(a)(b)                239,184,000
     1,000,000         PalmOne, Inc.(a)(b)                           31,550,000
     4,000,000         Parametric Technology Corp.(a)                23,560,000
     1,100,000         Paxar Corp.(a)                                24,387,000
    10,100,000         QUALCOMM, Inc.                               428,240,000
     1,700,000         Research In Motion, Ltd.(a)(b)               140,114,000
     1,450,000         RSA Security, Inc.(a)(b)                      29,087,000
     2,000,000         Sapient Corp.(a)(b)                           15,820,000
    12,700,000         Symantec Corp.(a)(b)                         327,152,000
     3,600,000         Tibco Software, Inc.(a)(b)                    48,024,000
     1,100,000         Trimble Navigation, Ltd.(a)(b)                36,344,000
       400,000         Verint Systems, Inc.(a)                       14,532,000
     5,900,000         VeriSign, Inc.(a)(b)                         197,768,000
    11,700,000         Yahoo!, Inc.(a)(b)                           440,856,000
                                                                 --------------
                                                                  5,114,805,174
                                                                 --------------
                       MATERIALS (0.5%)
       500,000         Phelps Dodge Corp.(b)                         49,460,000
       650,000         Steel Dynamics, Inc.                          24,622,000
                                                                 --------------
                                                                     74,082,000
                                                                 --------------
                       TELECOMMUNICATION SERVICES (2.5%)
     2,200,000         America Movil, SA                            115,170,000
     1,350,000         American Tower Corp.(a)(b)                    24,840,000
     1,600,000         CenturyTel, Inc.                              56,752,000
       700,000         SpectraSite, Inc.(a)(b)                       40,530,000
     2,800,000         Sprint Corp.(b)                               69,580,000
     1,200,000         Western Wireless Corp.(a)(b)                  35,160,000
                                                                 --------------
                                                                    342,032,000
                                                                 --------------
                       TOTAL COMMON STOCKS
                       (Cost $11,164,300,843)                    13,793,100,203
                                                                 --------------

 PRINCIPAL
   AMOUNT                                                              VALUE
 -----------                                                      -------------
 SHORT-TERM INVESTMENTS (0.6%)
 $32,991,000            Citigroup, Inc.
                        2.000%, 01/03/05                             32,987,334
  50,000,000            UBS Finance, Inc.
                        2.000%, 01/03/05                             49,994,445
                                                                  -------------
                        TOTAL SHORT-TERM INVESTMENTS
                        (Cost $82,981,779)                           82,981,779
                                                                  -------------

 NUMBER OF
   SHARES                                                              VALUE
 ----------                                                       -------------
 INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (11.5%)
 1,599,268,706          Bank of New York Institutional
                        Cash Reserve Fund
                        current rate 2.386%
                        (Cost $1,599,268,706)                       1,599,268,706
                                                                  ---------------

TOTAL INVESTMENTS (111.4%)
(Cost $12,846,551,328)                                             15,475,350,688
                                                                  ---------------

LIABILITIES, LESS OTHER ASSETS
(-11.4%)                                                           (1,586,440,281)
                                                                  ---------------
NET ASSETS (100.0%)                                               $13,888,910,407

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.

(b) Security, or portion of security, is on loan.

          See accompanying Notes to Schedule of Investments (unaudited)

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                            VALUE
----------                                                      --------------
COMMON STOCKS (98.6%)
                         CONSUMER DISCRETIONARY (14.2%)
       2,000             Black & Decker Corp.                   $      176,660
      12,000             Carnival Corp.                                691,560
       5,000             Centex Corp.                                  297,900
      17,000             Comcast Corp.(a)(b)                           565,760
       4,500             Dillard's, Inc.                               120,915
      10,000             eBay, Inc.                                  1,162,800
       2,700             Federated Department Stores, Inc.             156,033
      17,000             Ford Motor Company                            248,880
       4,000             Fortune Brands, Inc.                          308,720
      12,000             Goodyear Tire & Rubber Company(b)             175,920
       5,500             Harley-Davidson, Inc.                         334,125
       1,500             Harrah's Entertainment, Inc.(b)               100,335
      35,000             Home Depot, Inc.                            1,495,900
       7,000             J.C. Penney Company, Inc.                     289,800
       6,000             Leggett & Platt, Inc.                         170,580
       6,000             Limited Brands, Inc.                          138,120
       5,000             Marriott International, Inc.                  314,900
      35,000             McDonald's Corp.                            1,122,100
       3,000             McGraw-Hill Companies, Inc.                   274,620
      13,000             Nike, Inc.                                  1,178,970
       8,800             Nordstrom, Inc.                               411,224
       5,000             Staples, Inc.                                 168,550
       9,000             Starbucks Corp.(a)                            561,240
       2,500             Starwood Hotels & Resorts
                         Worldwide, Inc.                               146,000
       8,000             Target Corp.                                  415,440
      45,000             Time Warner, Inc.(a)                          874,800
      25,000             Walt Disney Company                           695,000
       6,000             YUM! Brands, Inc.                             283,080
                                                                --------------
                                                                    12,879,932
                                                                --------------
                         CONSUMER STAPLES (12.1%)
      20,000             Altria Group, Inc.                          1,222,000
       9,000             Anheuser-Busch Companies, Inc.                456,570
      55,000             Archer-Daniels-Midland Company              1,227,050
      18,000             Brown-Forman Corp.                            876,240
       2,500             Clorox Company                                147,325
      26,000             Coca-Cola Company                           1,082,380
       3,000             Colgate-Palmolive Company                     153,480
      12,000             Costco Wholesale Corp.                        580,920
       2,500             CVS Corp.                                     112,675
      10,000             Gillette Company                              447,800
       5,500             Hershey Foods Corp.(b)                        305,470
      14,000             PepsiCo, Inc.                                 730,800
      23,000             Procter & Gamble Company                    1,266,840
       3,500             Reynolds American, Inc.                       275,100
      25,000             Sara Lee Corp.                                603,500
       4,600             Supervalu, Inc.                               158,792
       2,000             UST, Inc.                                      96,220
      18,000             Wal-Mart Stores, Inc.                         950,760
       7,000             Walgreen Company                              268,590
                                                                --------------
                                                                    10,962,512
                                                                --------------
                         ENERGY (8.7%)
       4,000             Baker Hughes, Inc.                            170,680
       5,000             Burlington Resources, Inc.                    217,500
      18,000             Chevrontexaco Corp.                           945,180
      20,000             ConocoPhillips                              1,736,600
      11,000             Devon Energy (Chevron) Corp.                  428,120
      53,000             Exxon Mobil Corp.                           2,716,780
       4,500             Halliburton Company, Inc.                     176,580
       5,000             Occidental Petroleum Corp.                    291,800
       5,000             Schlumberger NV (Schlumberger Ltd.)           334,750
       9,000             Transocean, Inc.(a)(b)                        381,510
       6,500             Unocal Corp.                                  281,060
       4,000             Valero Energy Corp.(b)                        181,600
                                                                --------------
                                                                     7,862,160
                                                                --------------
                         FINANCIALS (16.4%)
       4,000             Ace, Ltd.                                     171,000
       2,500             AFLAC, Inc.                                    99,600
      12,000             Allstate Corp.                                620,640
       1,000             Ambac Financial Group, Inc.                    82,130
      16,000             American Express Company                      901,920
      12,800             American International Group,
                         Inc.                                          840,576
       2,500             Anixter International, Inc.(b)                 96,350
      35,000             Bank of America Corp.                       1,644,650
       7,000             BB&T Corp.                                    294,350
       2,500             Capital One Financial Corp.                   210,525
       1,500             Chubb Corp.                                   115,350
      26,000             Citigroup, Inc.                             1,252,680
       4,000             Comerica, Inc.                                244,080
       4,902             Countrywide Financial Corp.                   181,423
       2,100             Federal Home Loan Mortgage Corp.              154,770
       7,400             Federal National Mortgage
                         Association                                   526,954
       8,200             Franklin Resources, Inc.                      571,130
      12,000             Golden West Financial Corp.                   737,040
       3,300             Goldman Sachs Group, Inc.                     343,332
       1,500             Hartford Financial Services
                         Group, Inc.                                   103,965
      15,216             J.P. Morgan Chase & Company                   593,576
       2,500             Lincoln National Corp.                        116,700
       5,000             Loews Corp.                                   351,500
      14,000             MBNA Corp.                                    394,660
       9,700             Merrill Lynch & Company, Inc.                 579,769
      14,000             Metlife, Inc.                                 567,140
       2,000             MGIC Investment Corp.                         137,820
       3,500             Moody's Corp.                                 303,975
       4,000             National City Corp.                           150,200
       2,000             Progressive Corp.                             169,680
      20,000             Providian Financial Corp.(a)                  329,400
       6,800             Prudential Financial, Inc.                    373,728
       2,500             Safeco Corp.                                  130,600
      10,000             SLM Corp.(b)                                  533,900
       4,000             St. Paul Travelers Companies, Inc.            148,280
      15,000             Wachovia Corp.                                789,000
                                                                --------------
                                                                    14,862,393
                                                                --------------
                         HEALTH CARE (9.4%)
       3,700             Aetna, Inc.                                   461,575
       7,000             Bausch & Lomb, Inc.(b)                        451,220
       1,900             Becton Dickinson and Company                  107,920
      12,000             Bristol-Myers Squibb Company                  307,440
       5,000             C. R. Bard, Inc.                              319,900
       3,500             Cigna Corp.(b)                                285,495
       4,000             Guidant Corp.                                 288,400
       3,500             Humana, Inc.(a)                               103,915
      25,000             Johnson & Johnson                           1,585,500
      43,000             Pfizer, Inc.                                1,156,270

                See accompanying Notes to Schedule of Investments

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                              VALUE
---------------------                                             --------------
       9,500             Quest Diagnostics, Inc.                  $      907,725
       7,000             St. Jude Medical, Inc.                          293,510
       8,000             UnitedHealth Group, Inc.                        704,240
       2,500             Waters Corp.(a)                                 116,975
       3,400             Wellpoint Health Networks, Inc.(a)              391,000
      21,000             Wyeth                                           894,390
       2,000             Zimmer Holdings, Inc.(a)                        160,240
                                                                  --------------
                                                                       8,535,715
                                                                  --------------
                         INDUSTRIALS (13.5%)
       1,000             Apollo Group, Inc.(a)(b)                         80,710
      16,000             Boeing Company                                  828,320
       8,000             Burlington Northern Sante Fe Corp.              378,480
       3,000             Caterpillar, Inc.                               292,530
       2,000             Cummins, Inc.                                   167,580
      17,000             Danaher Corp.                                   975,970
       2,000             Deere & Company                                 148,800
       6,000             Eaton Corp.                                     434,160
       3,000             Emerson Electric Company                        210,300
       3,000             Fedex Corp.                                     295,470
       2,000             General Dynamics Corp.                          209,200
      90,000             General Electric Company                      3,285,000
      10,000             Honeywell International, Inc.                   354,100
       2,700             Illinois Tool Works, Inc.                       250,236
      10,000             Lockheed Martin Corp.                           555,500
       5,500             Masco Corp.                                     200,915
       4,500             Norfolk Southern Corp.                          162,855
       3,000             Northrop Grumman Corp.                          163,080
       1,500             PACCAR, Inc.                                    120,720
       6,000             Raytheon Company                                232,980
       5,000             Robert Half International, Inc.                 147,150
       8,000             Rockwell Automation, Inc.                       396,400
       1,500             Ryder System, Inc.                               71,655
       3,500             Textron, Inc.                                   258,300
      11,000             Thomas & Betts Corp.(a)                         338,250
      10,000             United Parcel Service, Inc.(b)                  854,600
       5,000             United Technologies Corp.                       516,750
      10,000             Waste Management, Inc.                          299,400
                                                                  --------------
                                                                      12,229,411
                                                                  --------------
                         INFORMATION TECHNOLOGY (16.3%)
       5,000             Adobe Systems, Inc.                             313,700
      18,000             Advanced Micro Devices, Inc.(a)                 396,360
       7,300             Andrew Corp.(a)(b)                               99,499
      10,000             Apple Computer, Inc.                            644,000
       7,300             Applied Materials, Inc.(a)                      124,830
      29,200             Autodesk, Inc.                                1,108,140
       5,500             Automatic Data Processing, Inc.                 243,925
      16,900             Avaya, Inc.(a)                                  290,680
      37,000             Cisco Systems, Inc.(a)                          714,100
      13,100             Corning, Inc.                                   154,187
      30,000             Dell Computer Corp.(a)                        1,264,200
      10,000             EMC Corp.                                       148,700
       3,091             Freescale Semiconductor, Inc.                    56,751
      30,200             Hewlett-Packard Company                         633,294
      33,500             Intel Corp.                                     783,565
      13,000             International Business Machines
                         Corp.                                         1,281,540
      40,000             Lucent Technologies, Inc.                       150,400
      90,000             Microsoft Corp.                               2,403,900
      28,000             Motorola, Inc.                                  481,600
      16,600             National Semiconductor Corp.                    297,970
      11,000             NCR Corp.(a)                                    761,530
      25,000             QUALCOMM, Inc.                                1,060,000
       9,000             Symantec Corp.                                  231,840
       9,500             Texas Instruments, Inc.                         233,890
      24,000             Yahoo!, Inc.                                    904,320
                                                                  --------------
                                                                      14,782,921
                                                                  --------------
                         MATERIALS (2.4%)
       4,000             Ball Corp.                                      175,920
       7,000             Dow Chemical Company                            346,570
       3,000             Eastman Chemical Company                        173,190
       5,000             Louisiana-Pacific Corp.                         133,700
       4,000             MeadWestvaco Corp.                              135,560
       7,000             Monsanto Company                                388,850
       3,000             Newmont Mining Corp.                            133,230
       5,000             Nucor Corp.                                     261,700
       2,000             United States Steel Corp.(b)                    102,500
       3,700             Vulcan Materials Company                        202,057
       5,500             Worthington Industries, Inc.                    107,690
                                                                  --------------
                                                                       2,160,967
                                                                  --------------
                         TELECOMMUNICATION SERVICES (3.4%)
       5,000             ALLTEL Corp.                                    293,800
      10,000             Nextel Communications, Inc.(a)                  300,000
      28,000             SBC Communications, Inc.                        721,560
      18,000             Sprint Corp.                                    447,300
      31,000             Verizon Communications, Inc.                  1,255,810
                                                                  --------------
                                                                       3,018,470
                                                                  --------------
                         UTILITIES (2.2%)
      12,000             AES Corp.(a)                                    164,040
       4,500             Allegheny Energy, Inc.(a)(b)                     88,695
       2,000             Constellation Energy Group, Inc.                 87,420
      19,000             Duke Energy Corp.                               481,270
       2,500             Entergy Corp.                                   168,975
       9,000             Exelon Corp.                                    396,630
       4,500             FirstEnergy Corp.                               177,795
       3,500             Keyspan Corp.                                   138,075
       3,500             PG&E Corp.(a)                                   116,480
       3,000             TXU Corp.(b)                                    193,680
                                                                  --------------
                                                                       2,013,060
                                                                  --------------
                         TOTAL COMMON STOCKS
                         (Cost $81,529,241)                           89,307,541
                                                                  --------------

                See accompanying Notes to Schedule of Investments

                                BLUE CHIP FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                              VALUE
------------                                                      --------------
SHORT-TERM INVESTMENT (4.2%)
   $ 3,782,000           Citigroup Inc.
                         2.000%, 01/03/05
                         (Cost $3,781,580)                             3,781,580
                                                                  --------------

NUMBER OF
 SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.4%)
    3,135,528            Bank of New York Institutional
                         Cash Reserve Fund
                         current rate 2.386%
                         (Cost $3,135,528)                        $    3,135,528
                                                                  --------------

TOTAL INVESTMENTS (106.2%)
(Cost $88,446,349)                                                    96,224,649
                                                                  --------------

LIABILITIES, LESS OTHER ASSETS                                        (5,647,781)
(-6.2%)                                                           --------------

NET ASSETS (100.0%)                                               $   90,576,868
                                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-Income producing security.

(b) Security, or portion of security, is on loan.

                See accompanying Notes to Schedule of Investments

                                   VALUE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
------------                                                      --------------
COMMON STOCKS (92.7%)
                         CONSUMER DISCRETIONARY (22.9%)
      70,000             Callaway Golf Company                     $     945,000
      60,000             Carnival Corp.                                3,457,800
     150,000             Circuit City Stores, Inc.                     2,346,000
      75,000             Home Depot, Inc.                              3,205,500
      56,000             Marriott International, Inc.                  3,526,880
      30,000             Omnicom Group, Inc.                           2,529,600
     139,000             Time Warner, Inc.(a)                          2,702,160
     138,000             Walt Disney Company                           3,836,400
       2,200             Washington Post Company                       2,162,644
      13,000             YUM! Brands, Inc.                               613,340
                                                                  --------------
                                                                      25,325,324
                                                                  --------------
                         CONSUMER STAPLES (5.5%)
      87,000             Coca-Cola Company                             3,621,810
     101,000             Sara Lee Corp.                                2,438,140
                                                                  --------------
                                                                       6,059,950
                                                                  --------------
                         ENERGY (2.4%)
      41,000             Anadarko Petroleum Corp.                      2,657,210
                                                                  --------------
                         FINANCIALS (13.1%)
     165,000             Janus Capital Group, Inc.                     2,773,650
      61,000             MBNA Corp.                                    1,719,590
      70,000             Merrill Lynch & Company, Inc.                 4,183,900
      32,000             MGIC Investment Corp.                         2,205,120
      85,000             Washington Mutual, Inc.                       3,593,800
                                                                  --------------
                                                                      14,476,060
                                                                  --------------
                         HEALTH CARE (5.6%)
     155,000             Bristol-Myers Squibb Company                  3,971,100
      52,000             Wyeth                                         2,214,680
                                                                  --------------
                                                                       6,185,780
                                                                  --------------
                         INDUSTRIALS (11.6%)
      58,000             Burlington Northern Sante Fe Corp.            2,743,980
     113,000             Cendant Corp.                                 2,641,940
      53,000             H&R Block, Inc.                               2,597,000
      75,000             Masco Corp.                                   2,739,750
      70,000             Waste Management, Inc.                        2,095,800
                                                                  --------------
                                                                      12,818,470
                                                                  --------------
                         INFORMATION TECHNOLOGY (22.2%)
     250,000             Borland Software Corp.(a)                     2,920,000
      14,685             Freescale Semiconductor, Inc.(a)                269,616
     100,000             Hewlett-Packard Company                       2,097,000
     120,000             Microsoft Corp.                               3,205,200
     133,000             Motorola, Inc.                                2,287,600
     300,000          EUR Nokia Corp.                                  4,697,975
      95,000             NVIDIA Corp.(a)                               2,238,200
     160,000             Perot Systems Corp.(a)(b)                     2,564,800
     150,000             Veritas Software Corp.(a)                     4,282,500
                                                                  --------------
                                                                      24,562,891
                                                                  --------------
                         MATERIALS (3.4%)
       5,700          CHF Givaudan, SA                                 3,742,370
                                                                  --------------
                         TELECOMMUNICATION SERVICES (1.3%)
      75,000             MCI, Inc.                                     1,512,000
                                                                  --------------
                         UTILITIES (4.7%)
     385,000             AES Corp.(a)                                  5,262,950
                                                                  --------------

NUMBER OF
 SHARES                                                              VALUE
------------                                                      --------------
                         TOTAL COMMON STOCKS
                         (Cost $89,578,438)                          102,603,005
                                                                  --------------

PRINCIPAL
 AMOUNT                                                               VALUE
------------                                                      --------------
SHORT-TERM INVESTMENT (6.9%)
   $ 7,575,000           Citigroup Inc.
                         2.000%, 01/03/05
                         (Cost $7,574,158)                             7,574,158
                                                                  --------------

NUMBER OF
  SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.6%)
    686,172              Bank of New York Institutional
                         Cash Reserve Fund
                         current rate 2.386%
                         (Cost $686,172)                                 686,172
                                                                  --------------

TOTAL INVESTMENTS (100.2%)
(Cost $97,838,768)                                                   110,863,335
                                                                  --------------

LIABILITIES, LESS OTHER ASSETS
(-0.2%)                                                                 (190,889)
                                                                  --------------
NET ASSETS (100.0%)                                               $  110,672,446
                                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

(a) Non-Income producing security.

(b) Security, or portion of security, is on loan.

FOERIGN CURRENCY ABBREVIATIONS
CHF        Swiss Franc
EUR        European Monetary Unit

          See accompanying Notes to Schedule of Investments (unaudited)

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                    VALUE
------------                                                           --------------
CORPORATE BONDS (1.8%)

                            CONSUMER DISCRETIONARY (0.3%)
$       6,000,000           Hasbro, Inc.(a)
                            6.600%, 07/15/28                           $    6,030,000
        7,000,000           Mediacom Communications Corp.(a)
                            9.500%, 01/15/13                                7,061,250
                                                                       --------------
                                                                           13,091,250
                                                                       --------------
                            CONSUMER STAPLES (0.3%)
       11,030,000           Smithfield Foods, Inc.
                            7.750%, 05/15/13                               12,326,025
                                                                       --------------
                            INDUSTRIALS (0.6%)
       28,000,000           Hutchison Whampoa, Ltd.(a)(b)
                            6.250%, 01/24/14                               29,548,092
                                                                       --------------
                            UTILITIES (0.6%)
       38,000,000           Calpine Corp.(a)
                            8.500%, 05/01/08                               31,350,000
                                                                       --------------
                            TOTAL CORPORATE BONDS
                            (Cost $82,417,722)                             86,315,367
                                                                       --------------
CONVERTIBLE BONDS (40.3%)
                            CONSUMER DISCRETIONARY (8.8%)
       16,000,000           Aristocrat Leisure, Ltd.(e)
                            5.000%, 05/31/06                               23,048,000
       11,000,000           Best Buy Company, Inc.(a)
                            2.250%, 01/15/22                               11,976,250
                            Carnival Corp.(a)
       40,000,000           0.000%, 10/24/21                               38,650,000
        6,275,000           2.000%, 04/15/21                                9,498,781
       13,500,000           CKE Restaurants, Inc.(a)
                            4.000%, 10/01/23                               24,181,875
       34,000,000           Eastman Kodak Company(a)
                            3.375%, 10/15/33                               42,712,500
        8,800,000           Gap, Inc.(a)
                            5.750%, 03/15/09                               11,715,000
       32,000,000           Goodyear Tire & Rubber
                            Company(a)(b)
                            4.000%, 06/15/34                               46,240,000
        6,270,000           GTECH Holdings Corp.(a)
                            1.750%, 12/15/21                               11,920,837
       19,000,000           International Game Technology(b)
                            0.000%, 01/29/33                               14,606,250
       18,250,000           Lamar Advertising Company(a)
                            2.875%, 12/31/10                               20,234,688
                            Liberty Media Corp. (Time Warner)
       55,000,000           0.750%, 03/30/23(a)                            66,481,250
       17,720,000           0.750%, 03/30/23(b)                            21,419,050
        4,000,000           Overstock.com, Inc.(b)
                            3.750%, 12/01/11                                4,975,000
       56,000,000           Royal Caribbean Cruises, Ltd.
                            0.000%, 02/02/21                               36,050,000
       34,000,000           Walt Disney Company(a)
                            2.125%, 04/15/23                               37,995,000
                                                                       --------------
                                                                          421,704,481
                                                                       --------------
                            CONSUMER STAPLES (1.0%)
       16,000,000           Bunge, Ltd.
                            3.750%, 11/15/22                               28,860,000
        9,750,000           Church & Dwight Company, Inc.(b)
                            5.250%, 08/15/33                               12,760,313
        6,200,000           Whole Foods Market, Inc.(a)
                            0.000%, 03/02/18                                6,324,000
                                                                       --------------
                                                                           47,944,313
                                                                       --------------
                            ENERGY (4.3%)
       24,000,000           BJ Services Company(a)
                            0.395%, 04/24/22                               20,040,000
       75,000,000           Halliburton Company, Inc.(a)
                            3.125%, 07/15/23                               92,625,000
       32,000,000           Nabors Industries, Inc.
                            0.000%, 06/15/23                               31,440,000
        7,450,000           OMI Corp.(b)
                            2.875%, 12/01/24                                7,245,125
       30,000,000           Schlumberger NV (Schlumberger, Ltd.)(a)
                            2.125%, 06/01/23                               32,550,000
       17,875,000           Veritas DGC, Inc.(b)(c)
                            1.740%, 03/15/24                               21,237,824
                                                                       --------------
                                                                          205,137,949
                                                                       --------------
                            FINANCIALS (5.5%)
       42,000,000           American Financial Group, Inc.
                            1.486%, 06/02/33                               18,217,500
       14,895,000           CapitalSource, Inc.(b)
                            3.500%, 07/15/34                               15,676,987
       60,000,000           Host Marriott Corp.(a)(b)
                            3.250%, 04/15/24                               69,300,000
       21,000,000           Lehman Brothers Holdings, Inc.
                            0.250%, 12/06/11                               23,595,600
       20,000,000           Markel Corp.
                            0.000%, 06/05/31                                8,750,000
       21,000,000           Morgan Stanley(Anadarko,  Diamond)
                            0.250%, 12/30/11                               21,249,375
       75,000,000           Morgan Stanley(Bristol Myers,
                            Biogen, Merck)
                            0.250%, 04/01/09                               71,343,750
                            Providian Financial Corp.(a)
       10,000,000           2.750%, 03/15/16                               12,050,000
        8,045,000           4.000%, 05/15/08                               11,293,169
       10,900,000           Select Insurance Group(b)
                            1.616%, 09/24/32                                6,717,125
        5,815,000           Silicon Valley Bancshares(b)
                            0.000%, 06/15/08                                7,944,744
                                                                       --------------
                                                                          266,138,250
                                                                       --------------
                            HEALTH CARE (6.2%)
       38,500,000           Advanced Medical Optics, Inc.(b)
                            2.500%, 07/15/24                               42,061,250
       60,000,000           Celgene Corp.(a)
                            1.750%, 06/01/08                               77,625,000
                            Cytyc Corp.(a)
       18,808,000           2.250%, 03/15/24(b)                            22,804,700
        8,592,000           2.250%, 03/15/24                               10,417,800

                See accompanying Notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                    VALUE
--------------                                                         --------------
                            First Horizon Pharmaceutical Corp.
$      12,400,000           1.750%, 03/08/24(b)                          $ 15,004,000
        9,700,000           1.750%, 03/08/24(a)                            11,737,000
        7,500,000           Imclone Systems, Inc.(b)
                            1.375%, 05/15/24                                6,956,250
       19,015,000           Integra LifeSciences Holdings Corp.(b)
                            2.500%, 03/15/08                               23,792,519
       18,000,000           Medicis Pharmaceutical Corp.(c)
                            1.500%, 06/04/33                               19,552,500
       10,000,000           SFBC International, Inc.(b)
                            2.250%, 08/15/24                               12,287,500
                            Teva Pharmaceutical Industries, Ltd.(a)
       34,000,000           0.250%, 02/01/24                               34,680,000
       20,500,000           0.500%, 02/01/24                               20,986,875
                                                                       --------------
                                                                          297,905,394
                                                                       --------------
                            INDUSTRIALS (5.2%)
                            AGCO Corp.
       15,000,000           1.750%, 12/31/33(b)                            17,625,000
       15,000,000           1.750%, 12/31/33(a)                            17,625,000
       18,750,000           Armor Holdings, Inc.(a)
                            2.000%, 11/01/24                               21,398,437
        8,000,000           Labor Ready, Inc.
                            6.250%, 06/15/07                               19,240,000
       19,500,000       EUR Siemens, AG
                            1.375%, 06/04/10                               30,592,985
        4,900,000           Titan International, Inc.(b)
                            5.250%, 07/26/09                                6,817,125
                            Tyco International, Ltd.
       31,500,000           3.125%, 01/15/23(a)(b)                         53,077,500
       26,000,000           2.750%, 01/15/18(a)                            41,340,000
       23,000,000           2.750%, 01/15/18(b)                            36,570,000
        3,970,000           United Industrial Corp.(b)
                            3.750%, 09/15/24                                4,808,663
                                                                       --------------
                                                                          249,094,710
                                                                       --------------
                            INFORMATION TECHNOLOGY (5.2%)
        6,000,000           Acxiom Corp.
                            3.750%, 02/15/09                                8,752,500
       41,300,000           Anixter International, Inc.
                            0.000%, 07/07/33                               22,869,875
                            BearingPoint, Inc.(a)(b)
       18,000,000           2.500%, 12/15/24                               19,012,500
        5,000,000           2.750%, 12/15/24                                5,300,000
       34,000,000           CommScope, Inc.(b)
                            1.000%, 03/15/24                               36,507,500
       15,000,000           CSG Systems International,
                            Inc.(b)
                            2.500%, 06/15/24                               15,337,500
       17,350,000           Digital River, Inc.(b)
                            1.250%, 01/01/24                               20,516,375
        7,444,000           Euronet Worldwide, Inc.(a)(b)
                            1.625%, 12/15/24                                7,955,775
       10,373,000           Harris Corp.
                            3.500%, 08/15/22                               15,352,040
       16,500,000           Juniper Networks, Inc.(a)(b)
                            0.000%, 06/15/08                               24,688,125
       16,500,000           Micron Technology, Inc.(a)
                            2.500%, 02/01/10                               19,593,750
       25,000,000           Serena Software, Inc.(a)
                            1.500%, 12/15/23                               29,437,500
       21,000,000           Solectron Corp.(a)
                            0.500%, 02/15/34                               18,532,500
        6,000,000           Tech Data Corp.
                            2.000%, 12/15/21                                6,127,500
                                                                       --------------
                                                                          249,983,440
                                                                       --------------
                            MATERIALS (3.4%)
       40,250,000           Anglo American, PLC
                            3.375%, 04/17/07                               46,327,078
       20,000,000           Century Aluminum Company(a)(b)
                            1.750%, 08/01/24                               21,875,000
                            Freeport-McMoRan Copper & Gold, Inc.(a)
       11,000,000           7.000%, 02/11/11                               16,555,000
        4,000,000           7.000%, 02/11/11(b)                             6,020,000
       16,000,000           Graftech International, Ltd.(a)(b)
                            1.625%, 01/15/24                               14,900,000
       15,000,000           Inco, Ltd.(a)
                            0.000%, 03/29/21                               15,093,750
                            Massey Energy Company(a)
       20,000,000           2.250%, 04/01/24                               26,275,000
       13,000,000           2.250%, 04/01/24(b)                            17,078,750
                                                                       --------------
                                                                          164,124,578
                                                                       --------------
                            TELECOMMUNICATION SERVICES (0.7%)
       19,450,000           Nextel Partners, Inc.(a)
                            1.500%, 11/15/08                               31,411,750
                                                                       --------------
                            TOTAL CONVERTIBLE BONDS
                            (Cost $1,743,393,216)                       1,933,444,865
                                                                       --------------

     NUMBER OF
      SHARES                                                               VALUE
-----------------                                                       -----------
CONVERTIBLE PREFERRED STOCKS (9.9%)

                            CONSUMER DISCRETIONARY (2.0%)
        1,770,000           Ford Motor Company Capital
                            Trust II
                            6.500%                                       93,438,300
                                                                        -----------
                            ENERGY (2.1%)
          280,000           Amerada Hess Corp.
                            7.000%                                       20,706,000
        1,750,000           Valero Energy Corp.
                            2.000%                                       79,406,250
                                                                        -----------
                                                                        100,112,250
                                                                        -----------
                            FINANCIALS (3.1%)
          760,000           Genworth Financial, Inc.
                            6.000%                                       24,631,600
          300,000           Hartford Financial Services Group, Inc.
                            7.000%                                       19,785,000
          676,000           IndyMac Bancorp, Inc.
                            6.000%                                       39,951,600
          795,000           Marshall & Ilsley Corp.
                            6.500%                                       22,585,950
          108,745           Reinsurance Group of America, Inc.
                            5.750%                                        6,687,818

                See accompanying Notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

     NUMBER OF
      SHARES                                                            VALUE
-----------------                                                  ---------------
          666,000           Washington Mutual, Inc.
                            5.375%                                 $    37,129,500
                                                                   ---------------
                                                                       150,771,468
                                                                   ---------------
                            HEALTH CARE (0.5%)
          420,000           Baxter International, Inc.(a)
                            3.500%                                      23,713,200
                                                                   ---------------
                            INDUSTRIALS (0.8%)
        9,000,000       GBP BAE Systems, PLC
                            7.750%                                      21,621,910
          197,300           Cummins, Inc.
                            7.000%                                      18,077,612
                                                                   ---------------
                                                                        39,699,522
                                                                   ---------------
                            MATERIALS (0.4%)
          102,000           Phelps Dodge Corp.
                            6.750%                                      21,099,720
                                                                   ---------------
                            TELECOMMUNICATION SERVICES (1.0%)
          865,000           ALLTEL Corp.
                            7.750%                                      45,749,850
                                                                   ---------------
                            TOTAL CONVERTIBLE PREFERRED STOCKS
                            (Cost $405,609,428)                        474,584,310
                                                                   ---------------
COMMON STOCKS (46.1%)

                            CONSUMER DISCRETIONARY (11.7%)
          447,000           Carnival Corp.(a)                           25,760,610
          675,000           eBay, Inc.(d)                               78,489,000
          260,000           Genuine Parts Company                       11,455,600
        1,400,000           Harley-Davidson, Inc.(a)                    85,050,000
        2,640,000           Home Depot, Inc.                           112,833,600
        1,614,035           J.C. Penney Company, Inc.                   66,821,049
          625,000           Jack in the Box, Inc.(a)(d)                 23,043,750
        1,775,000           Starbucks Corp.(a)(d)                      110,689,000
        1,030,000           YUM! Brands, Inc.                           48,595,400
                                                                   ---------------
                                                                       562,738,009
                                                                   ---------------
                            CONSUMER STAPLES (2.5%)
        3,500,000           Archer-Daniels-Midland Company              78,085,000
        1,650,000           Sara Lee Corp.                              39,831,000
                                                                   ---------------
                                                                       117,916,000
                                                                   ---------------
                            ENERGY (2.7%)
          345,000           Anadarko Petroleum Corp.                    22,359,450
          700,000           Forest Oil Corp.(a)(d)                      22,204,000
          700,000           Noble Energy, Inc.(a)                       43,162,000
          529,500           Plains Exploration & Production
                            Company(a)(d)                               13,767,000
          736,666           XTO Energy, Inc.                            26,063,243
                                                                   ---------------
                                                                       127,555,693
                                                                   ---------------
                            FINANCIALS (4.0%)
          430,000           Allstate Corp.                              22,239,600
          640,000           American Financial Group, Inc.              20,038,400
          693,840           Prudential Financial, Inc.                  38,133,446
          470,000           Safeco Corp.                                24,552,800
          375,000           Torchmark Corp.                             21,427,500
        1,600,000           Washington Mutual, Inc.                     67,648,000
                                                                   ---------------
                                                                       194,039,746
                                                                   ---------------
                            HEALTH CARE (3.5%)
          875,000           Biomet, Inc.(a)                             37,966,250
        1,160,000           UnitedHealth Group, Inc.                   102,114,800
          262,200           Wellpoint Health Networks, Inc.             30,153,000
                                                                   ---------------
                                                                       170,234,050
                                                                   ---------------
                            INDUSTRIALS (6.6%)
          835,000           Boeing Company                              43,227,950
          500,000           Burlington Northern Sante Fe Corp.          23,655,000
        2,750,000           Cendant Corp.                               64,295,000
          415,000           General Dynamics Corp.                      43,409,000
        1,030,000           H&R Block, Inc.(a)                          50,470,000
          572,001           L-3 Communications Holdings(a)              41,893,353
          302,901           Northrop Grumman Corp.                      16,465,699
          850,000           Raytheon Company                            33,005,500
                                                                   ---------------
                                                                       316,421,502
                                                                   ---------------
                            INFORMATION TECHNOLOGY (9.7%)
          600,000           Anixter International, Inc.(a)              21,594,000
        2,600,000           Autodesk, Inc.                              98,670,000
        1,490,000           Borland Software Corp.                      17,403,200
        1,350,000           Infosys Technologies, Ltd.(a)               93,568,500
        1,400,000           Juniper Networks, Inc.(a)(d)                38,066,000
        2,276,000           Microsoft Corp.                             60,791,960
        1,517,355           Motorola, Inc.(a)                           26,098,506
        4,500,000       EUR Nokia Corp.                                 70,469,621
        1,000,000           NVIDIA Corp.(a)(d)                          23,560,000
          531,926           Symantec Corp.(a)(d)                        13,702,413
                                                                   ---------------
                                                                       463,924,200
                                                                   ---------------
                            MATERIALS (3.1%)
        1,200,000           Allegheny Technologies, Inc.                26,004,000
          770,000           Louisiana-Pacific Corp.                     20,589,800
        1,400,000           Monsanto Company                            77,770,000
          438,000           Nucor Corp.                                 22,924,920
                                                                   ---------------
                                                                       147,288,720
                                                                   ---------------
                            UTILITIES (2.3%)
        8,000,000           AES Corp.(a)(d)                            109,360,000
                                                                   ---------------
                            TOTAL COMMON STOCKS
                            (Cost $1,782,419,085)                    2,209,477,920
                                                                   ---------------

     PRINCIPAL
      AMOUNT                                                            VALUE
-----------------                                                  ---------------
SHORT TERM INVESTMENT (1.5%)
   $   22,941,000           Citigroup Inc.
                            2.000%, 01/03/05                            22,938,451
       50,000,000           UBS Finance, Inc.
                            2.000%, 01/03/05                            49,994,445
                                                                   ---------------
                            TOTAL SHORT TERM INVESTMENT
                            (Cost $72,932,896)                          72,932,896
                                                                   ---------------

                See accompanying Notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

     NUMBER OF
      SHARES                                                          VALUE
-----------------                                               -----------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (14.7%)
      702,806,905        Bank of New York Institutional
                         Cash Reserve Fund
                         current rate 2.386%
                         (Cost $702,806,905)                    $    702,806,905
                                                                ----------------
TOTAL INVESTMENTS (114.3%)
(Cost $4,789,579,252)                                              5,479,562,263
                                                                ----------------
LIABILITIES, LESS OTHER ASSETS (-14.3%)                             (684,383,395)
                                                                ----------------
NET ASSETS (100.0%)                                             $  4,795,178,868
                                                                ----------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

(a)   Security, or portion of security, is on loan.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2004, the market value of 144A securities that could not be exchanged to the registered form were $244,976,816 or 5.1% of net assets.

(c) Adjustable. The interest rate shown is the rate in effect at December 31, 2004.

(d)   Non-Income producing security.

(e) The security has been priced at a fair value following procedures approved by the Board of Trustees.

FOERIGN CURRENCY ABBREVIATIONS
EUR   European Monetary Unit
GBP   British Pound Sterling

                See accompanying Notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                       VALUE
        ------                                                       -----
CORPORATE BONDS (1.2%)
                             CONSUMER DISCRETIONARY (0.2%)
      $     280,000     GBP  EMI Group, PLC
                             9.750%, 05/20/08                   $       590,310
                                                                ---------------
                             CONSUMER STAPLES (0.2%)
            470,000          Smithfield Foods, Inc.
                             7.750%, 05/15/13                           525,225
                                                                ---------------
                             INDUSTRIALS (0.3%)
            850,000          Hutchison Whampoa, Ltd.(a)(b)
                             6.250%, 01/24/14                           896,996
                                                                ---------------
                             MATERIALS (0.2%)
            460,000     EUR  HeidelbergCement Finance(a)
                             7.375%, 07/15/10                           704,731
                                                                ---------------
                             UTILITIES (0.3%)
          1,000,000          Calpine Corp.(b)
                             8.500%, 05/01/08                           825,000
                                                                ---------------
                             TOTAL CORPORATE BONDS
                             (Cost $3,096,599)                        3,542,262
                                                                ---------------
CONVERTIBLE BONDS (46.2%)

                             CONSUMER DISCRETIONARY (16.7%)
          2,600,000     EUR  Adidas-Salomon, AG
                             2.500%, 10/08/18                         4,552,011
          1,260,050     AUD  APN News & Media, Ltd.
                             7.250%, 10/30/08                         1,308,676
          2,700,000          Aristocrat Leisure, Ltd.(d)
                             5.000%, 05/31/06                         3,889,350
          1,000,000          Best Buy Company, Inc.
                             2.250%, 01/15/22                         1,088,750
          2,500,000          Carnival Corp.(b)
                             0.000%, 10/24/21                         2,415,625
        110,000,000     JPY  Casio Computer Company
                             0.000%, 09/30/10                         1,224,506
            650,000          CKE Restaurants, Inc.
                             4.000%, 10/01/23                         1,164,313
          3,000,000     EUR  Continental Gummi Finance, BV
                             1.625%, 05/19/11                         4,530,546
          3,000,000          Four Seasons Hotels, Inc.(b)
                             1.875%, 07/30/24                         3,851,250
            660,000          Gap, Inc.
                             5.750%, 03/15/09                           878,625
          1,450,000          Goodyear Tire & Rubber Company(a)
                             4.000%, 06/15/34                         2,095,250
          2,600,000     GBP  Hilton Group, PLC
                             3.375%, 10/02/10                         5,873,063
            500,000          International Game Technology(a)
                             0.000%, 01/29/33                           384,375
                             Liberty Media Corp. (Time Warner)
            600,000          0.750%, 03/30/23(b)                        725,250
            500,000          0.750%, 03/30/23(a)                        604,375
          2,410,000     EUR  Prisa Finance, NL
                             1.750%, 12/19/08                         3,802,976
                             Royal Caribbean Cruises, Ltd.
            825,000          0.000%, 02/02/21                           531,094
            550,000          0.000%, 05/18/21                           477,125
                             Sony Corp.
        175,000,000     JPY  1.400%, 03/31/05                         1,730,773
         90,000,000          0.000%, 12/18/08                           888,135
        300,000,000     JPY  Suzuki Motor Corp.
                             0.000%, 03/31/10                         3,221,813
          2,700,000          Walt Disney Company(b)
                             2.125%, 04/15/23                         3,017,250
        140,000,000     JPY  Yamada Denki Company
                             0.000%, 09/28/07                         1,667,159
                                                                ---------------
                                                                     49,922,290
                                                                ---------------
                             CONSUMER STAPLES (0.8%)
          1,225,000     EUR  Royal Numico, NV
                             3.000%, 07/11/10                         2,337,404
                                                                ---------------
                             ENERGY (3.6%)
          1,125,000     EUR  Mediobanca International, Ltd.
                             2.000%, 06/21/06                         1,623,704
          1,000,000          Nabors Industries, Inc.
                             0.000%, 06/15/23                           982,500
          2,299,500     EUR  OMV, AG(a)
                             1.500%, 12/01/08                         3,146,224
                             Repsol Ypf, SA
          2,500,000          4.500%, 01/26/11                         3,053,971
            700,000          4.500%, 01/26/11(a)(b)                     855,112
            930,000          Schlumberger NV  (Schlumberger,
                             Ltd.)(b)
                             2.125%, 06/01/23                         1,009,050
                                                                ---------------
                                                                     10,670,561
                                                                ---------------
                             FINANCIALS (3.1%)
          1,850,000          American Financial Group, Inc.
                             1.486%, 06/02/33                           802,438
            850,000          Host Marriott Corp.(a)
                             3.250%, 04/15/24                           981,750
          1,400,000          Lehman Brothers Holdings, Inc.
                             0.250%, 12/06/11                         1,573,040
          1,400,000          Morgan Stanley
                             (Anadarko, Diamond)
                             0.250%, 12/30/11                         1,416,625
          3,300,000          Morgan Stanley
                             (Bristol Myers, Biogen, Merck)
                             0.250%, 04/01/09                         3,139,125
          1,100,000          Providian Financial Corp.
                             2.750%, 03/15/16                         1,325,500
                                                                ---------------
                                                                      9,238,478
                                                                ---------------
                             HEALTH CARE (3.8%)
          1,050,000          Advanced Medical Optics, Inc.(a)
                             2.500%, 07/15/24                         1,147,125
          1,700,000          Celgene Corp.(b)
                             1.750%, 06/01/08                         2,199,375
          1,500,000          Cytyc Corp.(a)
                             2.250%, 03/15/24                         1,818,750
          3,900,000     EUR  Essilor International
                             1.500%, 07/02/10                         3,349,631
          2,800,000          Teva Pharmaceutical
                             Industries, Ltd.
                             0.500%, 02/01/24                         2,866,500
                                                                ---------------
                                                                     11,381,381
                                                                ---------------

          See accompanying Notes to Schedule of Investments (unaudited)

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                        VALUE
        ------                                                        -----
                             INDUSTRIALS (7.7%)
      $   1,100,000          Armor Holdings, Inc.(b)
                             2.000%, 11/01/24                   $     1,255,375
          1,650,000     EUR  Bank Austria, AG
                             1.250%, 01/15/07                         3,286,111
          3,700,000     EUR  BMW Finance, NV
                             1.875%, 12/18/08                         5,596,578
          3,375,000     CHF  Geberit, AG
                             1.000%, 06/14/10                         3,166,581
          1,600,000     EUR  Kredit Wiederauf (Deutsche
                             Post AG)
                             0.875%, 01/08/07                         2,140,015
          2,000,000     EUR  Siemens, AG
                             1.375%, 06/04/10                         3,137,742
                             Tyco International, Ltd.
          2,100,000          2.750%, 01/15/18(b)                      3,339,000
            760,000          2.750%, 01/15/18(a)                      1,208,400
                                                                ---------------
                                                                     23,129,802
                                                                ---------------
                             INFORMATION TECHNOLOGY (6.5%)
            650,000          ASML Holding, NV
                             5.750%, 10/15/06                           738,673
        235,000,000     JPY  Citizen Watch Company
                             0.000%, 10/07/09                         2,848,853
          5,300,000          Delta Electronics, Inc.
                             0.000%, 07/30/08                         6,291,384
          4,100,000          Hon Hai Precision Industry Company,
                             Ltd.
                             0.000%, 08/08/08                         4,616,608
            520,000          Juniper Networks, Inc.(a)
                             0.000%, 06/15/08                           778,050
          1,300,000          Micron Technology, Inc.
                             2.500%, 02/01/10                         1,543,750
        250,000,000     JPY  Toshiba Corp.
                             0.000%, 07/21/11                         2,533,335
                                                                ---------------
                                                                     19,350,653
                                                                ---------------
                             MATERIALS (3.4%)
          2,610,000          Anglo American, PLC
                             3.375%, 04/17/07                         3,004,066
            700,000          Freeport-McMoRan
                             Copper & Gold, Inc.
                             7.000%, 02/11/11                         1,053,500
            935,000          Givaudan, SA
                             1.000%, 06/07/06                         1,936,711
            620,000     EUR  Mediobanca International, Ltd.
                             (Ciments Francais)
                             2.000%, 09/18/06                           996,670
          1,750,000     EUR  Osterreichische
                             Industrieholding, AG
                             1.500%, 10/02/06                         3,279,391
                                                                ---------------
                                                                     10,270,338
                                                                ---------------
                             TELECOMMUNICATION SERVICES (0.6%)
            320,000     GBP  BAE Systems, PLC
                             (Vodafone Group, PLC)
                             3.750%, 07/21/06                           665,685
            825,000          Nextel Partners, Inc.(b)
                             1.500%, 11/15/08                         1,332,375
                                                                ---------------
                                                                      1,998,060
                                                                ---------------
                             TOTAL CONVERTIBLE BONDS
                             (Cost $126,484,321)                    138,298,967
                                                                ---------------

      NUMBER OF
        SHARES                                                       VALUE
        ------                                                       -----
CONVERTIBLE PREFERRED STOCKS (3.7%)
                             CONSUMER DISCRETIONARY (0.9%)
             51,000          Ford Motor Company Capital Trust II
                             6.500%                                   2,692,290
                                                                ---------------
                             ENERGY (0.5%)
             34,000          Valero Energy Corp.
                             2.000%                                   1,542,750
                                                                ---------------
                             FINANCIALS (0.6%)
             38,500          Genworth Financial, Inc.
                             6.000%                                   1,247,785
              9,550          Washington Mutual, Inc.
                             5.375%                                     532,413
                                                                ---------------
                                                                      1,780,198
                                                                ---------------
                             INDUSTRIALS (1.4%)
          1,750,000     GBP  BAE Systems, PLC
                             7.750%                                   4,204,260
                                                                ---------------
                             MATERIALS (0.3%)
              4,000          Phelps Dodge Corp.
                             6.750%                                     827,440
                                                                ---------------
                             TOTAL CONVERTIBLE PREFERRED
                             STOCKS
                             (Cost $9,935,632)                       11,046,938
                                                                ---------------
COMMON STOCKS (48.4%)
                             CONSUMER DISCRETIONARY (12.5%)
             65,000     DKK  Bang & Olufsen, AS                       4,859,556
            123,000     EUR  Bulgari, SpA                             1,518,327
            190,000          China Yuchai
                             International, Ltd.(b)                   2,523,200
             13,750          eBay, Inc.(c)                            1,598,850
             36,000          Harley-Davidson, Inc.                    2,187,000
             59,000     JPY  Honda Motor Company, Ltd.                3,084,627
             59,649          J.C. Penney Company, Inc.                2,469,469
            287,000     GBP  Johnston Press, PLC                      2,982,442
             98,500     GBP  Next, PLC                                3,115,990
              4,600     EUR  Puma, AG                                 1,266,077
             74,500          Starbucks Corp.(c)                       4,645,820
            103,000     CHF  Swatch Group, AG                         3,056,609
            183,000     JPY  Yamaha Motor Corp.                       2,750,801
             28,500          YUM! Brands, Inc.                        1,344,630
                                                                ---------------
                                                                     37,403,398
                                                                ---------------
                             CONSUMER STAPLES (2.5%)
            117,000     JPY  KAO Corp.                                2,994,495
             30,100     DKK  Ostasiatiske Kompagni                    1,580,088
             87,000     JPY  Seven-Eleven Japan
                             Company, Ltd.                            2,745,938
                                                                ---------------
                                                                      7,320,521
                                                                ---------------

          See accompanying Notes to Schedule of Investments (unaudited)

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

      NUMBER OF
        SHARES                                                       VALUE
        ------                                                       -----
                             ENERGY (3.4%)
             40,000          Forest Oil Corp.(c)(b)             $     1,268,800
             20,000          Noble Energy, Inc.(b)                    1,233,200
             12,500     EUR  OMV, AG                                  3,757,437
             34,000          PetroChina Company, Ltd.(b)              1,825,460
             55,000          PetroKazakhstan, Inc.                    2,040,500
                                                                ---------------
                                                                     10,125,397
                                                                ---------------
                             FINANCIALS (1.1%)
             77,500          Washington Mutual, Inc.                  3,276,700
                                                                ---------------
                             HEALTH CARE (7.8%)
             55,000          Alcon, Inc.                              4,433,000
             25,000          Biomet, Inc.                             1,084,750
             51,000     EUR  Merck KGaA                               3,513,416
             87,700     CHF  Phonak Holding, AG                       2,882,355
             18,300     CHF  Straumann Holding, AG                    3,778,784
             65,000     JPY  Takeda Chemical Industries               3,281,945
              9,690          Wellpoint Health Networks, Inc.(c)       1,114,350
             84,000     JPY  Yamanouchi Pharmaceutical Company        3,277,943
                                                                ---------------
                                                                     23,366,543
                                                                ---------------
                             INDUSTRIALS (4.1%)
             24,000          Boeing Company                           1,242,480
             49,000          Cendant Corp.                            1,145,620
             45,000     JPY  FANUC, Ltd.                              2,959,969
            325,000     EUR  Kingspan Group PLC                       3,114,381
             14,866          L-3 Communications Holdings              1,088,786
             34,000          Raytheon Company                         1,320,220
              3,600     CHF  Schindler Holding, Ltd.                  1,499,544
                                                                ---------------
                                                                     12,371,000
                                                                ---------------
                             INFORMATION TECHNOLOGY (11.9%)
             70,000          Adobe Systems, Inc.                      4,391,800
             54,000          Autodesk, Inc.                           2,049,300
             55,000     JPY  Canon, Inc.                              2,986,695
            110,000          Infosys Technologies, Ltd.(b)            7,624,100
             98,266          Motorola, Inc.                           1,690,175
             25,000     JPY  Nintendo Company, Ltd.                   3,150,728
            490,000     EUR  Nokia Corp.                              7,673,359
             85,000     EUR  Perlos Oyj                               1,354,673
             17,574          Symantec Corp.(c)                          452,706
             80,000     JPY  Trend Micro, Inc.                        4,348,890
                                                                ---------------
                                                                     35,722,426
                                                                ---------------
                             MATERIALS (3.8%)
             70,000          Allegheny Technologies, Inc.             1,516,900
              5,700     CHF  Givaudan, SA                             3,742,369
             44,500          Louisiana-Pacific Corp.                  1,189,930
             69,000     DKK  Novozymes, AS                            3,502,200
             25,000          Nucor Corp.                              1,308,500
                                                                ---------------
                                                                     11,259,899
                                                                ---------------
                             UTILITIES (1.3%)
            280,000          AES Corp.(c)                             3,827,600
                                                                ---------------
                             TOTAL COMMON STOCKS
                             (Cost $116,635,745)                    144,673,484
                                                                ---------------

      PRINCIPAL
        AMOUNT                                                       VALUE
        ------                                                       -----
SHORT-TERM INVESTMENT (3.1%)
    $     9,298,000          Citigroup, Inc.
                             2.000%, 01/03/05
                             (Cost $9,296,967)                  $     9,296,967
                                                                ---------------

      NUMBER OF
        SHARES                                                       VALUE
        ------                                                       -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.4%)
         30,968,937          Bank of New York Institutional Cash
                             Reserve Fund
                             current rate 2.386%
                             (Cost $30,968,937)                      30,968,937
                                                                ---------------
TOTAL INVESTMENTS (113.0%)
(Cost $296,418,201)                                                 337,827,555
                                                                ---------------
LIABILITIES, LESS OTHER ASSETS
(-13.0%)                                                            (38,797,484)
                                                                ---------------
NET ASSETS (100.0%)                                             $   299,030,071
                                                                ---------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2004 the market value of 144A securities that could not be exchanged to the registered form were $15,232,350 or 5.1 % of net assets.

(b)       Security, or portion of security, is on loan.

(c)       Non-income producing security.

(d) The security has been priced at a fair value following procedures approved by the Board of Trustees.

FOERIGN CURRENCY ABBREVIATIONS
AUD         Australia Dollar
CHF         Swiss Franc
DKK         Danish Krone
EUR         European Monetary Unit
GBP         British Pound Sterling
JPY         Japanese Yen

          See accompanying Notes to Schedule of Investments (unaudited)

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

       PRINCIPAL
        AMOUNT                                                            VALUE
        ------                                                            -----
CORPORATE BONDS (63.8%)
                             CONSUMER DISCRETIONARY (15.1%)
$   486,000                  Aztar Corp.
                             7.875%, 06/15/14                          $   538,245
    809,000                  CanWest Media, Inc.
                             7.625%, 04/15/13                              884,844
                             Charter Communications, Inc.
    688,000                  9.625%, 11/15/09(a)                           607,160
    405,000                  11.125%, 01/15/11                             368,550
    405,000                  10.000%, 04/01/09                             366,525
    405,000                  DIRECTV Financing Company, Inc.
                             8.375%, 03/15/13                              456,131
  1,214,000              GBP EMI Group, PLC
                             9.750%, 05/20/08                            2,559,418
                             General Motors Corp.(a)
    486,000                  8.250%, 07/15/23                              507,470
    162,000                  7.125%, 07/15/13                              166,043
                             Goodyear Tire & Rubber Company
  1,214,000                  7.857%, 08/15/11(a)                         1,238,280
  1,214,000                  7.000%, 03/15/28                            1,050,110
    809,000                  Hasbro, Inc.
                             6.600%, 07/15/28                              813,045
    405,000                  Hilton Hotels Corp.(a)
                             7.625%, 12/01/12                              474,338
    405,000                  Houghton Mifflin Company(a)
                             9.875%, 02/01/13                              445,500
    708,000                  Hovnanian Enterprises, Inc.(a)
                             7.750%, 05/15/13                              768,180
    809,000                  IMAX Corp.
                             9.625%, 12/01/10                              885,855
    809,000                  Intrawest Corp.(b)
                             7.500%, 10/15/13                              864,619
    518,000                  Isle of Capri Casinos, Inc.
                             9.000%, 03/15/12                              573,685
  1,255,000                  Jarden Corp.
                             9.750%, 05/01/12                            1,399,325
  1,457,000                  La Quinta Corp.(a)
                             8.875%, 03/15/11                            1,631,840
  1,214,000                  Landry's Restaurants, Inc.(b)
                             7.500%, 12/15/14                            1,210,965
    809,000                  Mandalay Resort Group
                             7.625%, 07/15/13                              889,900
  1,619,000                  NCL Holding, ASA(b)
                             10.625%, 07/15/14                           1,627,095
  2,023,000                  Oxford Industries, Inc.
                             8.875%, 06/01/11                            2,182,311
    202,000                  Phillips-Van Heusen Corp.
                             8.125%, 05/01/13                              220,180
  1,214,000                  Pinnacle Entertainment, Inc.(a)
                             8.750%, 10/01/13                            1,320,225
    121,000                  RH Donnelley Financial Corp.(b)
                             10.875%, 12/15/12                             144,292
    809,000                  Riddell Bell Holdings, Inc.(b)
                             8.375%, 10/01/12                              841,360
    809,000              CAD Rogers Cable, Inc.(b)
                             7.250%, 12/15/11                              700,528
    809,000              CAD Rogers Wireless Communications, Inc.(b)
                             7.625%, 12/15/11                              710,656
    983,000                  Royal Caribbean Cruises, Ltd.(a)
                             8.750%, 02/02/11                            1,166,084
    243,000                  Russell Corp.
                             9.250%, 05/01/10                              261,832
  1,457,000                  Spanish Broadcasting System, Inc.
                             9.625%, 11/01/09                            1,533,492
  1,214,000                  Steinway Musical Instruments, Inc.
                             8.750%, 04/15/11                            1,323,260
    631,000                  Stoneridge, Inc.
                             11.500%, 05/01/12                             736,692
    708,000                  Toys "R" Us, Inc.(a)
                             7.625%, 08/01/11                              708,000
    971,000                  Vail Resorts, Inc.
                             6.750%, 02/15/14                              992,848
    809,000              GBP Warner Music Group(b)
                             8.125%, 04/15/14                            1,611,445
    728,000                  WCI Communities, Inc.
                             7.875%, 10/01/13                              769,860
                                                                       -----------
                                                                        35,550,188
                                                                       -----------
                             CONSUMER STAPLES (7.9%)
    405,000                  Alimentation Couche-Tard, Inc.
                             7.500%, 12/15/13                              436,387
  1,619,000                  Central Garden & Pet Company
                             9.125%, 02/01/13                            1,797,090
    890,000                  Chattem, Inc.(a)
                             7.000%, 03/01/14                              921,150
  1,214,000                  Chiquita Brands International, Inc.(b)
                             7.500%, 11/01/14                            1,235,245
    809,000                  Del Monte Foods Company
                             8.625%, 12/15/12                              910,125
  1,619,000                  DIMON, Inc.
                             7.750%, 06/01/13                            1,708,045
                             Dole Food Company, Inc.
  1,133,000                  8.875%, 03/15/11                            1,237,802
    809,000                  7.250%, 06/15/10                              835,293
  2,023,000                  Jean Coutu Group, Inc.(a)(b)
                             8.500%, 08/01/14                            2,083,690
    728,000                  Pinnacle Foods Holding(a)(b)
                             8.250%, 12/01/13                              697,060
    728,000                  Playtex Products, Inc.
                             8.000%, 03/01/11                              798,980
  1,497,000                  Rayovac Corp.
                             8.500%, 10/01/13                            1,669,155
    809,000              EUR Remy Cointreau(b)
                             6.500%, 07/01/10                            1,173,858
  2,023,000                  Smithfield Foods, Inc.
                             7.750%, 05/15/13                            2,260,703
    728,000                  WH Intermediate Holdings, Ltd.
                             9.500%, 04/01/11                              804,440
                                                                       -----------
                                                                        18,569,023
                                                                       -----------
                             ENERGY (8.3%)
    809,000                  Chesapeake Energy Corp.
                             6.875%, 01/15/16                              851,472

         See accompanying Notes to Schedule of Investments (unaudited)

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                     VALUE
  ------                                                     -----
$ 1,214,000         Comstock Resources, Inc.
                    6.875%, 03/01/12                      $ 1,259,525
  2,023,000         General Maritime Corp.
                    10.000%, 03/15/13                       2,336,565
                    Giant Industries, Inc.(a)
  1,214,000         8.000%, 05/15/14                        1,274,700
    242,000         11.000%, 05/15/12                         281,930
  1,457,000         KCS Energy, Inc.
                    7.125%, 04/01/12                        1,537,135
  1,902,000         Overseas Shipholding Group, Inc.
                    7.500%, 02/15/24                        1,949,550
  1,046,000         Paramount Resources, Ltd.
                    7.875%, 11/01/10                        1,189,825
  2,185,000         Petroleo Brasileiro, SA(a)
                    8.375%, 12/10/18                        2,310,637
                    Premcor, Inc.
    809,000         7.500%, 06/15/15                          879,788
    486,000         9.500%, 02/01/13                          566,190
    809,000         Range Resources Corp.
                    7.375%, 07/15/13                          871,698
  1,214,000         Stone Energy Corp.(b)
                    6.750%, 12/15/14                        1,217,035
  1,214,000         Swift Energy Company
                    9.375%, 05/01/12                        1,365,750
  1,619,000         Williams Companies, Inc.
                    7.750%, 06/15/31                        1,703,998
                                                          -----------
                                                           19,595,798
                                                          -----------
                    FINANCIALS (4.5%)
  1,781,000         GATX Corp.(a)
                    8.875%, 06/01/09                        2,066,911
    809,000         Host Marriott Corp.
                    7.125%, 11/01/13                          868,664
  2,023,000         Leucadia National Corp.
                    7.000%, 08/15/13                        2,093,805
  2,023,000         LNR Property Corp.
                    7.625%, 07/15/13                        2,306,220
    243,000         Omega Healthcare Investors, Inc.
                    7.000%, 04/01/14                          250,897
  1,214,000         REFCO Group, Ltd.(b)
                    9.000%, 08/01/12                        1,335,400
  1,619,000         Senior Housing Properties Trust
                    7.875%, 04/15/15                        1,793,043
                                                          -----------
                                                           10,714,940
                                                          -----------
                    HEALTH CARE (4.8%)
  1,821,000         Alpharma, Inc.(b)
                    8.625%, 05/01/11                        1,912,050
  1,376,000         Ameripath, Inc.
                    10.500%, 04/01/13                       1,468,880
  1,619,000         Ardent Health Services, Inc.
                    10.000%, 08/15/13                       1,708,045
  1,020,000         Bausch & Lomb, Inc.
                    7.125%, 08/01/28                        1,091,908
    809,000         Beverly Enterprises, Inc.(b)
                    7.875%, 06/15/14                          871,698
    809,000         Bio-Rad Laboratories, Inc.
                    7.500%, 08/15/13                          893,945
  1,214,000         Elan Corp. PLC(b)
                    7.750%, 11/15/11                        1,298,980
    728,000         Quintiles Transitional Corp.
                    10.000%, 10/01/13                         819,000
  1,214,000         Vanguard Health Systems, Inc.(b)
                    9.000%, 10/01/14                        1,305,050
                                                          -----------
                                                           11,369,556
                                                          -----------
                    INDUSTRIALS (7.4%)
    809,000     EUR AGCO Corp.
                    6.875%, 04/15/14                        1,171,109
    809,000         AMR Corp.
                    7.250%, 02/05/09                          762,482
  1,214,000         Armor Holdings, Inc.
                    8.250%, 08/15/13                        1,365,750
  2,428,000         CNH Global, NV(b)
                    9.250%, 08/01/11                        2,713,290
    648,000         General Cable Corp.
                    9.500%, 11/15/10                          735,480
    931,000         Hutchison Whampoa, Ltd.(b)
                    6.250%, 01/24/14                          982,474
  1,619,000         JLG Industries, Inc.
                    8.250%, 05/01/08                        1,756,615
    567,000         Laidlaw Global Securities, Inc.
                    10.750%, 06/15/11                         664,808
    971,000     EUR Legrand Holding, SA
                    11.000%, 02/15/13                       1,633,291
  1,619,000         Mobile Mini, Inc.
                    9.500%, 07/01/13                        1,894,230
    486,000         Monitronics International, Inc.
                    11.750%, 09/01/10                         532,778
    971,000         Orbital Sciences Corp.
                    9.000%, 07/15/11                        1,097,230
  2,023,000         Terex Corp.
                    7.375%, 01/15/14                        2,179,783
                                                          -----------
                                                           17,489,320
                                                          -----------
                    INFORMATION TECHNOLOGY (4.2%)
  1,619,000         Advanced Micro Devices, Inc.(b)
                    7.750%, 11/01/12                        1,693,879
  1,619,000         Avnet, Inc.
                    9.750%, 02/15/08                        1,869,945
    809,000         Celestica, Inc.
                    7.875%, 07/01/11                          871,697
  1,214,000         Freescale Semiconductor, Inc.
                    7.125%, 07/15/14                        1,323,260
                    Iron Mountain, Inc.
    809,000         6.625%, 01/01/16                          758,437
    405,000     GBP 7.250%, 04/15/14(b)                       742,570
                    Xerox Corp.
  2,023,000         7.625%, 06/15/13                        2,230,358
    405,000         8.000%, 02/01/27                          423,225
                                                          -----------
                                                            9,913,371
                                                          -----------
                    MATERIALS (10.7%)
  1,619,000         AK Steel Holding Corp.(a)
                    7.750%, 06/15/12                        1,675,665
    809,000         Arch Coal, Inc.
                    6.750%, 07/01/13                          839,337
  1,093,000         Buckeye Technologies, Inc.
                    8.500%, 10/01/13                        1,191,370
  2,428,000         Equistar Chemicals, LP(a)
                    10.625%, 05/01/11                       2,828,620

         See accompanying Notes to Schedule of Investments (unaudited)

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                       VALUE
  ------                                                       -----
$ 1,214,000         Freeport-McMoRan Copper & Gold,
                    Inc.(a)
                    10.125%, 02/01/10                      $  1,393,065
  1,659,000         Georgia-Pacific Corp.(a)
                    8.125%, 05/15/11                          1,916,145
  1,214,000         Graham Packaging Holdings
                    Company(b)(a)
                    9.875%, 10/15/14                          1,302,015
    971,000     EUR HeidelbergCement Finance(b)
                    7.375%, 07/15/10                          1,487,595
    688,000         IMCO Recycling, Inc.
                    10.375%, 10/15/10                           784,320
    653,000         Mittal Steel Company, NV
                    9.750%, 04/01/14                            809,720
  1,214,000         Neenah Paper, Inc.(b)
                    7.375%, 11/15/14                          1,238,280
  2,347,000         Polyone Corp.(a)
                    10.625%, 05/15/10                         2,652,110
    972,000         Pope & Talbot, Inc.
                    8.375%, 06/01/13                          1,025,460
  1,214,000         Steel Dynamics, Inc.
                    9.500%, 03/15/09                          1,335,400
  1,781,000         Texas Industries, Inc.(a)
                    10.250%, 06/15/11                         2,092,675
  1,619,000         U.S. Concrete, Inc.
                    8.375%, 04/01/14                          1,752,568
                    Union Carbide Corp.
    405,000         7.875%, 04/01/23                            427,275
    202,000         7.500%, 06/01/25(a)                         207,050
    202,000         6.700%, 04/01/09(a)                         215,130
                                                           ------------
                                                             25,173,800
                                                           ------------
                    TELECOMMUNICATION SERVICES (0.2%)
    405,000         IPCS Escrow Company(b)
                    11.500%, 05/01/12                           461,700
                                                           ------------
                    UTILITIES (0.7%)
  2,064,000         Calpine Corp.(a)
                    7.750%, 04/15/09                          1,589,280
                                                           ------------
                    TOTAL CORPORATE BONDS
                    (Cost $138,556,916)                     150,426,976
                                                           ------------
CONVERTIBLE BONDS (2.4%)

                    INDUSTRIALS (1.0%)
  1,500,000         Tyco International, Ltd.(a)
                    2.750%, 01/15/18                          2,385,000
                                                           ------------
                    INFORMATION TECHNOLOGY (1.4%)
  1,000,000         Agilent Technologies, Inc
                    3.000%, 12/01/21                          1,013,750
    850,000         Corning, Inc.(a)
                    4.875%, 03/01/08                            884,000
                    Lucent Technologies, Inc.
  1,125,000         8.000%, 08/01/31(a)                       1,257,187
    150,000         8.000%, 08/01/31(b)                         167,625
                                                           ------------
                                                              3,322,562
                                                           ------------
                    TOTAL CONVERTIBLE BONDS
                    (Cost $4,762,478)                         5,707,562
                                                           ------------
SYNTHETIC CONVERTIBLE SECURITIES (17.7%)

                  CORPORATE BONDS (15.0%)
                    CONSUMER DISCRETIONARY (3.5%)
$   114,000         Aztar Corp.
                    7.875%, 06/15/14                            126,255
    191,000         CanWest Media, Inc.
                    7.625%, 04/15/13                            208,906
                    Charter Communications, Inc.
    162,000         9.625%, 11/15/09(a)                         142,965
     95,000         11.125%, 01/15/11                            86,450
     95,000         10.000%, 04/01/09                            85,975
     95,000         DIRECTV Financing Company, Inc.
                    8.375%, 03/15/13                            106,994
    286,000     GBP EMI Group, PLC
                    9.750%, 05/20/08                            602,960
                    General Motors Corp.(a)
    114,000         8.250%, 07/15/23                            119,036
     38,000         7.125%, 07/15/13                             38,948
                    Goodyear Tire & Rubber Company
    286,000         7.857%, 08/15/11(a)                         291,720
    286,000         7.000%, 03/15/28                            247,390
    191,000         Hasbro, Inc.
                    6.600%, 07/15/28                            191,955
     95,000         Hilton Hotels Corp.(a)
                    7.625%, 12/01/12                            111,264
     95,000         Houghton Mifflin Company(a)
                    9.875%, 02/01/13                            104,500
    167,000         Hovnanian Enterprises, Inc.(a)
                    7.750%, 05/15/13                            181,195
    191,000         IMAX Corp.
                    9.625%, 12/01/10                            209,145
    191,000         Intrawest Corp.(b)
                    7.500%, 10/15/13                            204,131
    122,000         Isle of Capri Casinos, Inc.
                    9.000%, 03/15/12                            135,115
    295,000         Jarden Corp.
                    9.750%, 05/01/12                            328,925
    343,000         La Quinta Corp.(a)
                    8.875%, 03/15/11                            384,160
    286,000         Landry's Restaurants, Inc.(b)
                    7.500%, 12/15/14                            285,285
    191,000         Mandalay Resort Group
                    7.625%, 07/15/13                            210,100
    381,000         NCL Holding, ASA(b)
                    10.625%, 07/15/14                           382,905
    477,000         Oxford Industries, Inc.
                    8.875%, 06/01/11                            514,564
     48,000         Phillips-Van Heusen Corp.
                    8.125%, 05/01/13                             52,320
    286,000         Pinnacle Entertainment, Inc.(a)
                    8.750%, 10/01/13                            311,025
     29,000         RH Donnelley Financial Corp.(b)
                    10.875%, 12/15/12                            34,582
    191,000         Riddell Bell Holdings, Inc.(b)
                    8.375%, 10/01/12                            198,640
    191,000     CAD Rogers Cable, Inc.(b)
                    7.250%, 12/15/11                            165,390

         See accompanying Notes to Schedule of Investments (unaudited)

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                           VALUE
  ------                                                           -----
$   191,000     CAD Rogers Wireless Communications, Inc.(b)
                    7.625%, 12/15/11                            $   167,782
    232,000         Royal Caribbean Cruises, Ltd.(a)
                    8.750%, 02/02/11                                275,210
     57,000         Russell Corp.
                    9.250%, 05/01/10                                 61,417
    343,000         Spanish Broadcasting System, Inc.
                    9.625%, 11/01/09                                361,008
    286,000         Steinway Musical Instruments, Inc.
                    8.750%, 04/15/11                                311,740
    149,000         Stoneridge, Inc.
                    11.500%, 05/01/12                               173,958
    167,000         Toys "R" Us, Inc.(a)
                    7.625%, 08/01/11                                167,000
    229,000         Vail Resorts, Inc.
                    6.750%, 02/15/14                                234,153
    191,000     GBP Warner Music Group(b)
                    8.125%, 04/15/14                                380,453
    172,000         WCI Communities, Inc.
                    7.875%, 10/01/13                                181,890
                                                                -----------
                                                                  8,377,411
                                                                -----------
                    CONSUMER STAPLES (1.9%)
     95,000         Alimentation Couche-Tard, Inc.
                    7.500%, 12/15/13                                102,362
    381,000         Central Garden & Pet Company
                    9.125%, 02/01/13                                422,910
    210,000         Chattem, Inc.(a)
                    7.000%, 03/01/14                                217,350
    286,000         Chiquita Brands International, Inc.(b)
                    7.500%, 11/01/14                                291,005
    191,000         Del Monte Foods Company
                    8.625%, 12/15/12                                214,875
    381,000         DIMON, Inc.
                    7.750%, 06/01/13                                401,955
                    Dole Food Company, Inc.
    267,000         8.875%, 03/15/11                                291,697
    191,000         7.250%, 06/15/10                                197,208
    477,000         Jean Coutu Group, Inc.(a)(b)
                    8.500%, 08/01/14                                491,310
    172,000         Pinnacle Foods Holding(a)(b)
                    8.250%, 12/01/13                                164,690
    172,000         Playtex Products, Inc.
                    8.000%, 03/01/11                                188,770
    353,000         Rayovac Corp.
                    8.500%, 10/01/13                                393,595
    191,000     EUR Remy Cointreau(b)
                    6.500%, 07/01/10                                277,141
    477,000         Smithfield Foods, Inc.
                    7.750%, 05/15/13                                533,048
    172,000         WH Intermediate Holdings, Ltd.
                    9.500%, 04/01/11                                190,060
                                                                -----------
                                                                  4,377,976
                                                                -----------
                    ENERGY (2.0%)
    191,000         Chesapeake Energy Corp.
                    6.875%, 01/15/16                                201,027
    286,000         Comstock Resources, Inc.
                    6.875%, 03/01/12                                296,725
    477,000         General Maritime Corp.
                    10.000%, 03/15/13                               550,935
                    Giant Industries, Inc.(a)
    286,000         8.000%, 05/15/14                                300,300
     57,000         11.000%, 05/15/12                                66,405
    343,000         KCS Energy, Inc.
                    7.125%, 04/01/12                                361,865
    448,000         Overseas Shipholding Group, Inc.
                    7.500%, 02/15/24                                459,200
    246,000         Paramount Resources, Ltd.
                    7.875%, 11/01/10                                279,825
    515,000         Petroleo Brasileiro, SA(a)
                    8.375%, 12/10/18                                544,612
                    Premcor, Inc.
    191,000         7.500%, 06/15/15                                207,713
    114,000         9.500%, 02/01/13                                132,810
    191,000         Range Resources Corp.
                    7.375%, 07/15/13                                205,803
    286,000         Stone Energy Corp.(b)
                    6.750%, 12/15/14                                286,715
    286,000         Swift Energy Company
                    9.375%, 05/01/12                                321,750
    381,000         Williams Companies, Inc.
                    7.750%, 06/15/31                                401,003
                                                                -----------
                                                                  4,616,688

                    FINANCIALS (1.1%)
    419,000         GATX Corp.(a)
                    8.875%, 06/01/09                                486,264
    191,000         Host Marriott Corp.
                    7.125%, 11/01/13                                205,086
    477,000         Leucadia National Corp.
                    7.000%, 08/15/13                                493,695
    477,000         LNR Property Corp.
                    7.625%, 07/15/13                                543,780
     57,000         Omega Healthcare Investors, Inc.
                    7.000%, 04/01/14                                 58,852
    286,000         REFCO Group, Ltd.(b)
                    9.000%, 08/01/12                                314,600
    381,000         Senior Housing Properties Trust
                    7.875%, 04/15/15                                421,958
                                                                -----------
                                                                  2,524,235
                                                                -----------
                    HEALTH CARE (1.1%)
    429,000         Alpharma, Inc.(b)
                    8.625%, 05/01/11                                450,450
    324,000         Ameripath, Inc.
                    10.500%, 04/01/13                               345,870
    381,000         Ardent Health Services, Inc.
                    10.000%, 08/15/13                               401,955
    240,000         Bausch & Lomb, Inc.
                    7.125%, 08/01/28                                256,920
    191,000         Beverly Enterprises, Inc.(b)
                    7.875%, 06/15/14                                205,802
    191,000         Bio-Rad Laboratories, Inc.
                    7.500%, 08/15/13                                211,055
    286,000         Elan Corp. PLC(b)
                    7.750%, 11/15/11                                306,020

         See accompanying Notes to Schedule of Investments (unaudited)

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                          VALUE
   ------                                                          -----
$   172,000         Quintiles Transnational Corp.
                    10.000%, 10/01/13                          $    193,500
    286,000         Vanguard Health Systems, Inc.(b)
                    9.000%, 10/01/14                                307,450
                                                               ------------
                                                                  2,679,022
                                                               ------------
                    INDUSTRIALS (1.7%)
    191,000     EUR AGCO Corp.
                    6.875%, 04/15/14                                276,492
    191,000         AMR Corp.
                    7.250%, 02/05/09                                180,017
    286,000         Armor Holdings, Inc.
                    8.250%, 08/15/13                                321,750
    572,000         CNH Global, NV(b)
                    9.250%, 08/01/11                                639,210
    152,000         General Cable Corp.
                    9.500%, 11/15/10                                172,520
    219,000         Hutchison Whampoa, Ltd.(b)
                    6.250%, 01/24/14                                231,108
    381,000         JLG Industries, Inc.
                    8.250%, 05/01/08                                413,385
    133,000         Laidlaw Global Securities, Inc.
                    10.750%, 06/15/11                               155,942
    229,000     EUR Legrand Holding, SA
                    11.000%, 02/15/13                               385,194
    381,000         Mobile Mini, Inc.
                    9.500%, 07/01/13                                445,770
    114,000         Monitronics International, Inc.
                    11.750%, 09/01/10                               124,973
    229,000         Orbital Sciences Corp.
                    9.000%, 07/15/11                                258,770
    477,000         Terex Corp.
                    7.375%, 01/15/14                                513,968
                                                               ------------
                                                                  4,119,099
                                                               ------------
                    INFORMATION TECHNOLOGY (1.0%)
    381,000         Advanced Micro Devices, Inc.(b)
                    7.750%, 11/01/12                                398,621
    381,000         Avnet, Inc.
                    9.750%, 02/15/08                                440,055
    191,000         Celestica, Inc.
                    7.875%, 07/01/11                                205,802
    286,000         Freescale Semiconductor, Inc.
                    7.125%, 07/15/14                                311,740
                    Iron Mountain, Inc.
    191,000         6.625%, 01/01/16                                179,063
     95,000     GBP 7.250%, 04/15/14(b)                             174,183
                    Xerox Corp.
    477,000         7.625%, 06/15/13                                525,893
     95,000         8.000%, 02/01/27                                 99,275
                                                               ------------
                                                                  2,334,632
                                                               ------------
                    MATERIALS (2.5%)
    381,000         AK Steel Holding Corp.(a)
                    7.750%, 06/15/12                                394,335
    191,000         Arch Coal, Inc.
                    6.750%, 07/01/13                                198,162
    257,000         Buckeye Technologies, Inc.
                    8.500%, 10/01/13                                280,130
    572,000         Equistar Chemicals, LP(a)
                    10.625%, 05/01/11                               666,380
    286,000         Freeport-McMoRan Copper & Gold, Inc.(a)
                    10.125%, 02/01/10                               328,185
    391,000         Georgia-Pacific Corp.(a)
                    8.125%, 05/15/11                                451,605
    286,000         Graham Packaging Holdings
                    Company(b)(a)
                    9.875%, 10/15/14                                306,735
    229,000     EUR HeidelbergCement Finance(b)
                    7.375%, 07/15/10                                350,833
    162,000         IMCO Recycling, Inc.
                    10.375%, 10/15/10                               184,680
    154,000         Mittal Steel Company, NV
                    9.750%, 04/01/14                                190,960
    286,000         Neenah Paper, Inc.(b)
                    7.375%, 11/15/14                                291,720
    553,000         Polyone Corp.(a)
                    10.625%, 05/15/10                               624,890
    228,000         Pope & Talbot, Inc.
                    8.375%, 06/01/13                                240,540
    286,000         Steel Dynamics, Inc.
                    9.500%, 03/15/09                                314,600
    419,000         Texas Industries, Inc.(a)
                    10.250%, 06/15/11                               492,325
    381,000         U.S. Concrete, Inc.
                    8.375%, 04/01/14                                412,433
                    Union Carbide Corp.
     95,000         7.875%, 04/01/23                                100,225
     48,000         7.500%, 06/01/25(a)                              49,200
     48,000         6.700%, 04/01/09(a)                              51,120
                                                               ------------
                                                                  5,929,058
                                                               ------------
                    TELECOMMUNICATION SERVICES (0.0%)
     95,000         IPCS Escrow Company(b)
                    11.500%, 05/01/12                               108,300
                                                               ------------
                    UTILITIES (0.2%)
    486,000         Calpine Corp.(a)
                    7.750%, 04/15/09                                374,220
                                                               ------------
                       TOTAL CORPORATE BONDS                     35,440,641
                                                               ------------

NUMBER OF
CONTRACTS                                                          VALUE
---------                                                          -----
                    OPTIONS (2.7%)
                     CONSUMER DISCRETIONARY (1.5%)
   600               Carnival Corp.(c)
                     Call, 01/21/06, Strike 45.00                   879,000
   149               eBay, Inc.(c)
                     Call, 01/20/07, Strike 95.00                   575,140
   445               Home Depot, Inc.(c)
                     Call, 01/20/07, Strike 40.00                   333,750
   500               Nike, Inc.(c)
                     Call, 01/21/06, Strike 80.00                   770,000
   400               Starbucks Corp.(c)
                     Call, 01/20/07, Strike 55.00                   616,000
   390               YUM! Brands, Inc.(c)
                     Call, 01/20/07, Strike 40.00                   430,950
                                                                -----------
                                                                  3,604,840
                                                                -----------

         See accompanying Notes to Schedule of Investments (unaudited)

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF
CONTRACTS                                            VALUE
---------                                            -----
             CONSUMER STAPLES (0.4%)
   850       Gillette Company(c)
             Call, 01/21/06, Strike 40.00         $   565,250
   990       Kellogg Company(c)
             Call, 01/21/06, Strike 45.00             279,675
                                                  -----------
                                                      844,925
                                                  -----------
             FINANCIALS (0.2%)
   600       Allstate Corp.(c)
             Call, 01/21/06, Strike 45.00             501,000
                                                  -----------
             HEALTH CARE (0.1%)
   400       Bausch & Lomb, Inc.(c)
             Call, 01/21/06, Strike 65.00             284,000
                                                  -----------
             INFORMATION TECHNOLOGY (0.5%)
   150       Apple Computer, Inc.(c)
             Call, 01/20/07, Strike 55.00             305,250
   800       QUALCOMM, Inc.(c)
             Call, 01/21/06, Strike 37.50             712,000
                                                  -----------
                                                    1,017,250
                                                  -----------
                TOTAL OPTIONS                       6,252,015
                                                  -----------
             TOTAL SYNTHETIC CONVERTIBLE
             SECURITIES
             (Cost $36,697,792)                    41,692,656
                                                  -----------


  NUMBER OF
   SHARES                                           VALUE
   ------                                           -----
CONVERTIBLE PREFERRED STOCKS

             CONSUMER DISCRETIONARY (2.4%)
 105,500     Ford Motor Company Capital
             Trust II 6.500%                        5,569,345
                                                 ------------
             CONSUMER STAPLES (1.8%)
 165,000     Albertson's, Inc.
             7.250%                                 4,191,000
                                                 ------------
             FINANCIALS (0.6%)
  40,000     National Australia Bank, Ltd.
             7.875%                                 1,517,600
                                                 ------------
             INDUSTRIALS (1.7%)
  44,000     Cummins, Inc.
             7.000%                                 4,031,500
                                                 ------------
             TELECOMMUNICATION SERVICES (1.7%)
  75,000     ALLTEL Corp.
             7.750%                                 3,966,750
                                                 ------------
             UTILITIES (1.2%)
  50,000     TXU Corp.
             8.125%                                 2,857,500
                                                 ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $18,607,113)                    22,133,695
                                                 ------------
PREFERRED STOCKS (0.9%)
             CONSUMER DISCRETIONARY (0.4%)
  35,000     Tommy Hilfiger Corp.
             9.000%                                   895,300
                                                 ------------
             FINANCIALS (0.1%)
   4,000     Federal National Mortgage
             Association(b)(d)
             7.000%                                   224,500
                                                 ------------
             MATERIALS (0.4%)
  35,000     Agrium, Inc.
             8.000%                                   897,050
                                                 ------------
             TOTAL PREFERRED STOCKS
             (Cost $2,010,532)                      2,016,850
                                                 ------------

  PRINCIPAL
   AMOUNT                                                                  VALUE
   ------                                                                  -----
SHORT-TERM INVESTMENT (3.6%)
  $ 8,380,000                 Citigroup Inc.
                              2.000%, 01/03/05
                              (Cost $8,379,069)                          8,379,069
                                                                         ---------

   NUMBER OF
    SHARES                                                                   VALUE
    ------                                                                   -----
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (14.6%)

   34,531,712                    Bank of New York Institutional Cash
                                 Reserve Fund
                                 current rate 2.386%
                                 (Cost $34,531,712)                         34,531,712
                                                                         -------------
TOTAL INVESTMENTS (112.4%)

(Cost $243,545,612)                                                        264,888,520
                                                                         -------------
LIABILITIES, LESS OTHER
ASSETS(-12.4%)                                                             (29,131,880)
                                                                         -------------
NET ASSETS (100.0%)                                                      $ 235,756,640
                                                                         -------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

(a)      Security, or portion of security, is on loan.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another
         QIB), or the security must be registered for public sale. At December 31, 2004 the market value of 144A securities that could not be exchanged to the registered form were $33,010,935 or 14.0% of net assets.

(c)      Non-income producing security.

(d) Adjustable. The interest rate shown is the rate in effect at December 31, 2004.

FOERIGN CURRENCY ABBREVIATIONS

CAD      Canadian Dollar
EUR      European Monetary Unit
GBP      British Pound Sterling

         See accompanying Notes to Schedule of Investments (unaudited)

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

       PRINCIPAL
        AMOUNT                                                         VALUE
        ------                                                         -----
CONVERTIBLE BONDS (64.5%)
                           CONSUMER DISCRETIONARY (15.3%)
  $      18,500,000        Carnival Corp.(a)
                           0.000%, 10/24/21                       $    17,875,625
         11,000,000        Eastman Kodak Company(a)
                           3.375%, 10/15/33                            13,818,750
          5,500,000        Four Seasons Hotels, Inc.(a)
                           1.875%, 07/30/24                             7,060,625
         11,500,000        Gap, Inc.
                           5.750%, 03/15/09                            15,309,375
         10,400,000        Goodyear Tire & Rubber Company(a)(b)
                           4.000%, 06/15/34                            15,028,000
          3,000,000        Grey Global Group, Inc.(b)
                           5.000%, 10/15/33                             3,907,500
         37,000,000        International Game Technology(b)
                           0.000%, 01/29/33                            28,443,750
                           Liberty Media Corp. (Time Warner)
         17,720,000        0.750%, 03/30/23(b)                         21,419,050
          8,000,000        0.750%, 03/30/23(a)                          9,670,000
          6,500,000        Omnicom Group, Inc.(a)
                           0.000%, 06/15/33                             6,540,625
         13,600,000        Reebok International, Ltd.(a)(b)
                           2.000%, 05/01/24                            14,858,000
                           Royal Caribbean Cruises, Ltd.
         41,000,000        0.000%, 02/02/21                            26,393,750
          6,500,000        0.000%, 05/18/21                             5,638,750
          7,170,000        Scientific Games Corp.(a)(b)
                           0.750%, 12/01/24                             7,501,612
                                                                  ---------------
                                                                      193,465,412
                                                                  ---------------
                           CONSUMER STAPLES (1.5%)
          5,250,000        Bunge, Ltd.
                           3.750%, 11/15/22                             9,469,687
                           Church & Dwight Company, Inc.
          4,000,000        5.250%, 08/15/33(b)                          5,235,000
          3,000,000        5.250%, 08/15/33(a)                          3,926,250
                                                                  ---------------
                                                                       18,630,937
                                                                  ---------------
                           ENERGY (5.4%)
          7,000,000        Cooper Cameron Corp.(b)
                           1.500%, 05/15/24                             7,411,250
                           Halliburton Company, Inc.
          6,300,000        3.125%, 07/15/23(b)                          7,780,500
          4,300,000        3.125%, 07/15/23(a)                          5,310,500
         16,000,000        Nabors Industries, Inc.
                           0.000%, 06/15/23                            15,720,000
         15,000,000        Schlumberger NV (Schlumberger,
                           Ltd.)(a)
                           2.125%, 06/01/23                            16,275,000
         13,000,000        Veritas DGC, Inc.(b)(c)
                           1.740%, 03/15/24                            15,445,690
                                                                  ---------------
                                                                       67,942,940
                                                                  ---------------
                           FINANCIALS (10.7%)
         10,000,000        American Financial Group, Inc.
                           1.486%, 06/02/33                             4,337,500
          8,700,000        Americredit Corp.(a)(b)
                           1.750%, 11/15/23                            12,441,000
          2,500,000        CapitalSource, Inc.(a)
                           3.500%, 07/15/34                             2,631,250
         13,000,000        Financial Federal Corp.(b)
                           2.000%, 04/15/34                            13,812,500
         14,800,000        Host Marriott Corp.(b)
                           3.250%, 04/15/24                            17,094,000
          6,250,000        LandAmerica Financial Group, Inc.(a)
                           3.125%, 11/15/33                             6,414,062
          6,300,000        Lehman Brothers Holdings, Inc.
                           0.250%, 12/06/11                             7,078,680
         14,000,000        Leucadia National Corp.(b)
                           3.750%, 04/15/14                            17,377,500
          6,300,000        Morgan Stanley(Anadarko, Diamond)
                           0.250%, 12/30/11                             6,374,813
         28,600,000        Morgan Stanley(Bristol Myers,
                           Biogen, Merck)
                           0.250%, 04/01/09                            27,205,750
          9,270,000        Providian Financial Corp.(a)
                           4.000%, 05/15/08                            13,012,763
         13,300,000        Select Insurance Group(b)
                           1.616%, 09/24/32                             8,196,125
                                                                  ---------------
                                                                      135,975,943
                                                                  ---------------
                           HEALTH CARE (8.2%)
         20,000,000        Biogen Idec, Inc.(a)
                           0.000%, 04/29/32                            12,950,000
         12,500,000        Cephalon, Inc.(a)
                           0.000%, 06/15/33                            12,875,000
          6,200,000        Conmed Corp.(b)
                           2.500%, 11/15/24                             6,479,000
         12,000,000        Genzyme Corp.(a)
                           1.250%, 12/01/23                            12,780,000
          8,775,000        Health Management Associates, Inc.(a)
                           0.000%, 01/28/22                             7,787,813
         18,300,000        Invitrogen Corp.
                           2.000%, 08/01/23                            21,960,000
         16,500,000        Laboratory Corporation of America
                           Holdings(a)
                           0.000%, 09/11/21                            12,808,125
                           Teva Pharmaceutical Industries, Ltd.(a)
          9,000,000        0.500%, 02/01/24                             9,213,750
          6,500,000        0.250%, 02/01/24                             6,630,000
                                                                  ---------------
                                                                      103,483,688
                                                                  ---------------
                           INDUSTRIALS (9.6%)
          2,500,000        Alaska Air Group, Inc.(a)(b)(c)
                           5.020%, 03/21/23                             3,474,750
          5,800,000        Alliant Techsystems, Inc.(b)
                           3.000%, 08/15/24                             6,445,250
         24,000,000        Fluor Corp.(a)
                           1.500%, 02/15/24                            27,480,000
                           Kaydon Corp.
          6,825,000        4.000%, 05/23/23(b)                          8,693,344
          2,115,000        4.000%, 05/23/23(a)                          2,693,981
         25,000,000        Masco Corp.
                           0.000%, 07/20/31                            12,562,500
                           Tyco International, Ltd.(b)
         27,500,000        3.125%, 01/15/23(a)                         46,337,500

         See accompanying Notes to Schedule of Investments (unaudited)

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

     PRINCIPAL
      AMOUNT                                                                VALUE
      ------                                                                -----
$    9,000,000             2.750%, 01/15/18                            $    14,310,000
                                                                       ---------------
                                                                           121,997,325
                                                                       ---------------
                           INFORMATION TECHNOLOGY (9.3%)
    13,500,000             Andrew Corp.(b)
                           3.250%, 08/15/13                                 17,533,125
    14,375,000             Anixter International, Inc.
                           0.000%, 07/07/33                                  7,960,156
     6,500,000             CommScope, Inc.(b)
                           1.000%, 03/15/24                                  6,979,375
    13,300,000             CSG Systems International, Inc.(b)
                           2.500%, 06/15/24                                 13,599,250
    10,500,000             DST Systems, Inc.(a)
                           4.125%, 08/15/23                                 13,728,750
     5,250,000             Flextronics International, Ltd.(a)
                           1.000%, 08/01/10                                  6,050,625
     6,400,000             Harris Corp.
                           3.500%, 08/15/22                                  9,472,000
    10,000,000             Juniper Networks, Inc.(a)(b)
                           0.000%, 06/15/08                                 14,962,500
     2,000,000             Liberty Media Corp.(a)
                           3.500%, 01/15/31                                  1,897,500
    10,500,000             Micron Technology, Inc.(a)
                           2.500%, 02/01/10                                 12,468,750
    11,000,000             Photronics, Inc.(a)
                           2.250%, 04/15/08                                 13,873,750
                                                                       ---------------
                                                                           118,525,781
                                                                       ---------------
                           MATERIALS (4.3%)
    18,000,000             Anglo American, PLC
                           3.375%, 04/17/07                                 20,717,700
    11,000,000             Givaudan, SA
                           1.000%, 06/07/06                                 22,784,835
    19,000,000             RPM International, Inc.(a)
                           1.389%, 05/13/33                                 11,067,500
                                                                       ---------------
                                                                            54,570,035
                                                                       ---------------
                           UTILITIES (0.2%)
     2,000,000             CenterPoint Energy, Inc.(a)(b)
                           3.750%, 05/15/23                                  2,297,500
                                                                       ---------------
                           TOTAL CONVERTIBLE BONDS
                           (Cost $701,948,481)                             816,889,561
                                                                       ---------------

   NUMBER OF
    SHARES                                                                  VALUE
    ------                                                                  -----
CONVERTIBLE PREFERRED STOCKS (17.6%)
                           CONSUMER DISCRETIONARY (4.1%)
   992,000                 Ford Motor Company Capital Trust II
                           6.500%                                           52,367,680
                                                                       ---------------
                           CONSUMER STAPLES (1.9%)
   960,000                 Albertson's, Inc.
                           7.250%                                           24,384,000
                                                                       ---------------
                           ENERGY (1.6%)
   270,000                 Amerada Hess Corp.
                           7.000%                                           19,966,500
                                                                       ---------------
                           FINANCIALS (5.4%)
   520,000                 Chubb Corp.
                           7.000%                                           15,386,800
        48                 Federal National Mortgage Association
                           5.375%                                            5,076,000
   485,000                 Genworth Financial, Inc.
                           6.000%                                           15,718,850
   127,000                 Reinsurance Group of America, Inc.
                           5.750%                                            7,810,500
   440,930                 Washington Mutual, Inc.
                           5.375%                                           24,581,847
                                                                       ---------------
                                                                            68,573,997
                                                                       ---------------
                           HEALTH CARE (2.2%)
   485,000                 Baxter International, Inc.(a)
                           7.000%                                           27,383,100
                                                                       ---------------
                           MATERIALS (0.7%)
   44,000                  Phelps Dodge Corp.
                           6.750%                                            9,101,840
                                                                       ---------------
                           TELECOMMUNICATION SERVICES (1.0%)
   240,000                 ALLTEL Corp.
                           7.750%                                           12,693,600
                                                                       ---------------
                           UTILITIES (0.7%)
   247,180                 CenterPoint Energy, Inc.(c)
                           2.000%                                            9,143,930
                                                                       ---------------
                           TOTAL CONVERTIBLE PREFERRED
                           STOCKS
                           (Cost $186,856,244)                             223,614,647
                                                                       ---------------
COMMON STOCKS (17.5%)
                           CONSUMER DISCRETIONARY (6.8%)
   564,000                 McDonald's Corp.                                 18,081,840
   318,000                 Neiman Marcus Group, Inc.(a)                     22,749,720
   770,000                 Walt Disney Company                              21,406,000
    24,000                 Washington Post Company(a)                       23,592,480
                                                                       ---------------
                                                                            85,830,040
                                                                       ---------------
                           CONSUMER STAPLES (1.1%)
   585,000                 Sara Lee Corp.                                   14,121,900
                                                                       ---------------
                           FINANCIALS (3.9%)
   380,000                 CIT Group, Inc.                                  17,411,600
   276,000                 Countrywide Financial Corp.                      10,214,760
   176,400                 Prudential Financial, Inc.                        9,694,944
   300,000                 Washington Mutual, Inc.                          12,684,000
                                                                       ---------------
                                                                            50,005,304
                                                                       ---------------
                           HEALTH CARE (0.9%)
    99,180                 Wellpoint Health Networks, Inc.(d)               11,405,700
                                                                       ---------------
                           INDUSTRIALS (3.0%)
   350,000                 Boeing Company                                   18,119,500
   145,000                 Burlington Northern Sante Fe Corp.                6,859,950
   176,536                 L-3 Communications Holdings                      12,929,497
                                                                       ---------------
                                                                            37,908,947
                                                                       ---------------
                           INFORMATION TECHNOLOGY (1.8%)
   235,000                 Computer Sciences Corp.(a)(d)                    13,246,950

          See accompanying Notes to Schedule of Investments (unaudited)

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

      NUMBER OF
        SHARES                                                            VALUE
        ------                                                            -----
      350,908                Symantec Corp.(d)                         $     9,039,390
                                                                       ---------------
                                                                            22,286,340
                                                                       ---------------
                             TOTAL COMMON STOCKS
                             (Cost $161,516,746)                           221,558,231
                                                                       ---------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.4%)
      232,615,507            Bank of New York Institutional Cash
                                  Reserve Fund
                             current rate 2.386%
                             (Cost $232,615,507)                           232,615,507
                                                                       ---------------
TOTAL INVESTMENTS (118.0%)
(Cost $1,282,936,978)                                                    1,494,677,946
                                                                       ---------------
LIABILITIES, LESS OTHER ASSETS (-18.0%)                                   (228,046,584)
                                                                       ---------------
NET ASSETS (100.0%)                                                    $ 1,266,631,362
                                                                       ---------------

NOTES TO SCHEDULE OF INVESTMENTS
(a)      Security, or portion of security, is on loan.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another
         QIB), or the security must be registered for public sale. At December 31, 2004 the market value of 144A securities that could not be exchanged to the registered form were $61,548,303 or 4.9 % of net assets.

(c) Adjustable. The interest rate shown is the rate in effect at December 31, 2004.

(d)      Non-income producing security.

          See accompanying Notes to Schedule of Investments (unaudited)

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                            VALUE
   ---------                                                          -----
CONVERTIBLE BONDS (44.7%)

                       CONSUMER DISCRETIONARY (13.5%)
$    14,640,000        Dick's Sporting Goods,
                       Inc.(a)(b)
                       1.606%, 02/18/24                           $  11,291,100
      2,500,000        Dress Barn, Inc.(a)
                       2.500%, 12/15/24                               2,725,000
     12,000,000        Goodyear Tire & Rubber
                       Company(a)
                       4.000%, 06/15/34                              17,340,000
     11,100,000        Hilton Hotels Corp.(b)
                       3.375%, 04/15/23                              13,333,875
      3,000,000        Kellwood Company(a)
                       3.500%, 06/15/34                               3,026,250
     16,000,000        Lamar Advertising Company(b)
                       2.875%, 12/31/10                              17,740,000
      2,800,000        Lithia Motors, Inc.(a)
                       2.875%, 05/01/14                               2,782,500
      3,200,000        Men's Wearhouse, Inc.
                       3.125%, 10/15/23                               3,308,000
      1,500,000        Navigant International, Inc.(a)
                       4.875%, 11/01/23                               1,511,250
      3,000,000        Priceline.Com, Inc.(a)
                       2.250%, 01/15/25                               2,955,000
                                                                  -------------
                                                                     76,012,975
                                                                  -------------
                       ENERGY (1.8%)
      5,400,000        Hanover Compressor Company
                       4.750%, 01/15/14                               6,858,000
      2,500,000        Willbros Group, Inc.(a)
                       2.750%, 03/15/24                               3,225,000
                                                                  -------------
                                                                     10,083,000
                                                                  -------------
                       FINANCIALS (2.5%)
      5,000,000        American Equity Investment Life
                       Holding Company(a)
                       5.250%, 12/06/24                               5,618,750
      1,500,000        Ocwen Financial Corp.(a)
                       3.250%, 08/01/24                               1,597,500
      5,400,000        Scottish Annuity & Life
                       Holdings, Ltd.(a)(b)
                       4.500%, 12/01/22                               6,993,000
                                                                  -------------
                                                                     14,209,250
                                                                  -------------
                       HEALTH CARE (7.9%)
      6,500,000        Abgenix, Inc.(a)
                       1.750%, 12/15/11                               7,060,625
      2,500,000        Allscripts Healthcare Solution,
                       Inc.(a)
                       3.500%, 07/15/24                               3,012,500
      4,000,000        Curagen Corp.(a)
                       4.000%, 02/15/11                               3,945,000
     14,000,000        Henry Schein, Inc.(a)
                       3.000%, 08/15/34                              14,945,000
      7,000,000        Human Genome Sciences, Inc.(a)
                       2.250%, 10/15/11                               7,393,750
      4,200,000        LabOne, Inc.(a)
                       3.500%, 06/15/34                               4,625,250
      3,000,000        Per-Se Technologies, Inc.(a)
                       3.250%, 06/30/24                               3,465,000
                                                                  -------------
                                                                     44,447,125
                                                                  -------------
                       INDUSTRIALS (9.8%)
                       Alliant Techsystems, Inc.
     11,900,000        2.750%, 02/15/24(a)                           12,658,625
      6,800,000        2.750%, 02/15/24                               7,233,500
                       AMR Corp.
      6,800,000        4.250%, 09/23/23(a)                            6,086,000
      6,600,000        4.500%, 02/15/24(b)                            5,296,500
                       Expressjet Holdings, Inc.
      9,500,000        4.250%, 08/01/23(b)                            9,749,375
      2,250,000        4.250%, 08/01/23(a)                            2,309,063
      2,500,000        Gencorp, Inc.(a)
                       4.000%, 01/16/24                               3,328,125
      3,000,000        Mercury Computer Systems,
                       Inc.(a)
                       2.000%, 05/01/24                               3,570,000
      4,000,000        School Specialty, Inc.(a)(b)
                       3.750%, 08/01/23                               4,605,000
                                                                  -------------
                                                                     54,836,188
                                                                  -------------
                       INFORMATION TECHNOLOGY (6.9%)
        400,000        ANADIGICS Corp.(a)
                       5.000%, 10/15/09                                 432,000
      3,000,000        Bell Microproducts, Inc.
                       3.750%, 03/05/24                               3,438,750
     13,000,000        Ciber, Inc.(a)(b)
                       2.875%, 12/15/23                              13,503,750
      3,900,000        Equinix, Inc.(a)
                       2.500%, 02/15/24                               4,860,375
      5,550,000        Gateway, Inc.(a)
                       1.500%, 12/31/09                               5,674,875
      1,500,000        Radisys Corp.(a)
                       1.375%, 11/15/23                               1,608,750
      5,000,000        Serena Software, Inc.
                       1.500%, 12/15/23                               5,887,500
      2,500,000        Skyworks Solutions, Inc.
                       4.750%, 11/15/07                               3,068,750
                                                                  -------------
                                                                     38,474,750
                                                                  -------------
                       MATERIALS (0.6%)
      3,000,000        Ryerson Tull, Inc.(a)
                       3.500%, 11/01/24                               3,131,250
                                                                  -------------
                       TELECOMMUNICATION SERVICES (1.7%)
                       Commonwealth Telephone Enterprises, Inc.
      6,700,000        3.250%, 07/15/23(a)                            7,135,500

      2,385,000        3.250%, 07/15/23                               2,540,025
                                                                  -------------
                                                                      9,675,525
                                                                  -------------
                       TOTAL CONVERTIBLE BONDS
                       (Cost $234,634,590)                          250,870,063
                                                                  -------------
SYNTHETIC CONVERTIBLE SECURITIES (38.7%)

                     CORPORATE BONDS (30.5%)

                       CONSUMER DISCRETIONARY (8.0%)
      5,000,000        Beazer Homes USA, Inc.
                       6.500%, 11/15/13                               5,087,500
      7,000,000        Houghton Mifflin Company
                       9.875%, 02/01/13                               7,700,000
      7,000,000        Intrawest Corp.
                       7.500%, 10/15/13                               7,481,250

          See accompanying Notes to Schedule of Investments (unaudited)

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                            VALUE
   ---------                                                          -----
$     5,800,000        Isle of Capri Casinos, Inc.
                       9.000%, 03/15/12                           $   6,423,500
      4,875,000        Reader's Digest Association,
                       Inc.
                       6.500%, 03/01/11                               5,118,750
      7,000,000        Vail Resorts, Inc.
                       6.750%, 02/15/14                               7,157,500
      5,700,000        WCI Communities, Inc.
                       7.875%, 10/01/13                               6,027,750
                                                                  -------------
                                                                     44,996,250
                                                                  -------------
                       CONSUMER STAPLES (4.1%)
      7,000,000        Chattem, Inc.
                       7.000%, 03/01/14                               7,245,000
      7,550,000        Playtex Products, Inc.
                       8.000%, 03/01/11                               8,286,125
      6,800,000        Rayovac Corp.
                       8.500%, 10/01/13                               7,582,000
                                                                  -------------
                                                                     23,113,125
                                                                  -------------
                       ENERGY (3.5%)
      7,319,000        Chesapeake Energy Corp.
                       6.875%, 01/15/16                               7,703,247
      4,385,000        Comstock Resources, Inc.
                       6.875%, 03/01/12                               4,549,437
      7,055,000        Offshore Logistics, Inc.
                       6.125%, 06/15/13                               7,196,100
                                                                  -------------
                                                                     19,448,784
                                                                  -------------
                       FINANCIALS (1.9%)
      9,925,000        Host Marriott Corp.
                       7.125%, 11/01/13                              10,656,969
                                                                  -------------
                       HEALTH CARE (5.4%)
      5,210,000        Alpharma, Inc.(a)
                       8.625%, 05/01/11                               5,470,500
      7,500,000        HCA, Inc.
                       6.250%, 02/15/13                               7,577,685
      9,600,000        Omnicare, Inc.
                       6.125%, 06/01/13                               9,696,000
      7,000,000        Valeant Pharmaceuticals
                       International
                       7.000%, 12/15/11                               7,315,000
                                                                  -------------
                                                                     30,059,185
                                                                  -------------
                       INDUSTRIALS (1.1%)
      5,850,000        SPX Corp.
                       6.250%, 06/15/11                               6,201,000
                                                                  -------------

                       INFORMATION TECHNOLOGY (0.6%)
      3,375,000        Arrow Electronics, Inc.
                       6.875%, 06/01/18                               3,613,477
                                                                  -------------

                       MATERIALS (5.0%)
      6,000,000        Arch Western Finance, LLC
                       6.750%, 07/01/13                               6,225,000
      6,835,000        Bowater, Inc.
                       6.500%, 06/15/13                               6,870,146
      7,000,000        IMCO Recycling, Inc.
                       10.375%, 10/15/10                              7,980,000
      7,000,000        Union Carbide Corp.
                       7.500%, 06/01/25                               7,175,000
                                                                  -------------
                                                                     28,250,146
                                                                  -------------
                       TELECOMMUNICATION SERVICES (0.9%)
      4,875,000        Nextel Communications, Inc.
                       6.875%, 10/31/13                               5,313,750
                                                                  -------------

                         TOTAL CORPORATE BONDS                      171,652,686
                                                                  -------------

   NUMBER OF
   CONTRACTS                                                          VALUE
   ---------                                                          -----

                     OPTIONS (8.2%)

                       CONSUMER DISCRETIONARY (2.4%)
            500        Dollar General Corp.(c)
                       Put, 01/21/06, Strike 25.00                      230,000
            500        eBay, Inc.(c)
                       Call, 01/20/07, Strike 115.00                  1,350,000
            350        EchoStar Communications Corp.(c)
                       Call, 01/22/05, Strike 40.00                       1,750
          1,200        Harley-Davidson, Inc.(c)
                       Call, 01/20/07, Strike 60.00                   1,170,000
          2,100        Home Depot, Inc.(c)
                       Call, 01/20/07, Strike 40.00                   1,575,000
          1,100        Jones Apparel Group USA, Inc.(c)
                       Put, 01/22/05, Strike 30.00                       11,000
            500        Lear Corp.(c)
                       Put, 01/21/06, Strike 55.00                      507,500
                       Nike, Inc.(c)
            800        Call, 01/21/06, Strike 80.00                   1,232,000
            500        Call, 01/20/07, Strike 80.00                     950,000
            800        Nordstrom, Inc.(c)
                       Call, 01/21/06, Strike 40.00                     804,000
            700        Omnicom Group, Inc.(c)
                       Put, 01/21/06, Strike 80.00                      357,000
            750        Pulte Homes, Inc.(c)
                       Call, 01/21/06, Strike 55.00                   1,098,750
          1,300        Royal Caribbean Cruises, Ltd.(c)
                       Call, 01/20/07, Strike 50.00                   1,618,500
            750        Target Corp.(c)
                       Call, 01/21/06, Strike 45.00                     731,250
            200        WCI Communities, Inc.(c)
                       Call, 01/21/06, Strike 25.00                     138,000
          1,550        YUM! Brands, Inc.(c)
                       Call, 01/20/07, Strike 40.00                   1,712,750
                                                                  -------------
                                                                     13,487,500
                                                                  -------------
                       ENERGY (0.2%)
          1,100        BJ Services Company(c)
                       Call, 01/20/07, Strike 55.00                     671,000
                       Veritas DGC, Inc.(c)
            500        Call, 01/21/06, Strike 25.00                     172,500
            500        Call, 01/21/06, Strike 20.00                     287,500
                                                                  -------------
                                                                      1,131,000
                                                                  -------------
                       FINANCIALS (0.3%)
          1,200        Allstate Corp.(c)
                       Call, 01/21/06, Strike 45.00                   1,002,000
            900        Commerce Bancorp, Inc.(c)
                       Call, 01/21/06, Strike 65.00                     616,500
                                                                  -------------
                                                                      1,618,500
                                                                  -------------

          See accompanying Notes to Schedule of Investments (unaudited)

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                                          VALUE
   ---------                                                          -----
                       HEALTH CARE (1.3%)
            700        Aetna, Inc.(c)
                       Call, 01/20/07, Strike 130.00              $   1,270,500
          1,300        Baxter International, Inc.(c)
                       Call, 01/20/07, Strike 35.00                     604,500
          1,000        Boston Scientific Corp.(c)
                       Call, 01/21/06, Strike 40.00                     285,000
                       Celera Genomics Group(c)
          1,100        Call, 01/21/06, Strike 15.00                     195,250
          1,000        Call, 01/20/07, Strike 12.50                     390,000
            700        Laboratory Corporation of
                       America Holdings(c)
                       Call, 01/21/06, Strike 40.00                     836,500
            750        PacifiCare Health Systems,
                       Inc.(c)
                       Call, 01/21/06, Strike 35.00                   1,803,750
            350        Par Pharmaceutical Companies,
                       Inc.(c)
                       Call, 01/22/05, Strike 70.00                         875
            450        Quest Diagnostics, Inc.(c)
                       Call, 01/21/06, Strike 85.00                     708,750
          1,000        Sepracor, Inc.(c)
                       Call, 01/21/06, Strike 55.00                   1,205,000
                                                                  -------------
                                                                      7,300,125
                                                                  -------------
                       INDUSTRIALS (0.1%)
            750        American Standard Companies,
                       Inc.(c)
                       Call, 01/21/06, Strike 36.63                     536,250
            550        Deere & Company(c)
                       Put, 01/21/06, Strike 70.00                      264,000
                                                                  -------------
                                                                        800,250
                                                                  -------------
                       INFORMATION TECHNOLOGY (3.8%)
            800        Adobe Systems, Inc.(c)
                       Call, 01/20/07, Strike 50.00                   1,640,000
                       Agilent Technologies, Inc.(c)
          1,000        Call, 01/20/07, Strike 25.00                     520,000
            800        Call, 01/21/06, Strike 25.00                     288,000
            500        Amkor Technology, Inc.(c)
                       Call, 01/22/05, Strike 17.50.                      1,250
            900        Apple Computer, Inc.(c)
                       Call, 01/20/07, Strike 50.00                   2,097,000
            600        BMC Software, Inc.(c)
                       Call, 01/20/07, Strike 15.00                     369,000
                       Broadcom Corp.(c)
          1,000        Call, 01/20/07, Strike 30.00                   1,020,000
            900        Call, 01/21/06, Strike 45.00                     189,000
                       CheckFree Corp.(c)
            850        Call, 01/21/06, Strike 30.00                     935,000
            350        Call, 01/20/07, Strike 25.00                     577,500
                       Cirrus Logic, Inc.(c)
            500        Call, 01/20/07, Strike 5.00                      112,500
            300        Call, 01/22/05, Strike 10.00                       1,500
            300        Call, 01/22/05, Strike 7.50                          750
                       Corning, Inc.(c)
          1,300        Call, 01/21/06, Strike 15.00                     110,500
          1,300        Call, 01/21/06, Strike  12.50                    214,500
          1,265        CREE, Inc.(c)
                       Call, 01/20/07, Strike 30.00                   1,929,125
          1,500        Dell Computer Corp.(c)
                       Put, 01/21/06, Strike 37.50                      240,000
          1,300        Electronic Arts, Inc.(c)
                       Call, 01/20/07, Strike 60.00                   1,679,600
                       Electronics For Imaging, Inc.(c)
            300        Call, 01/22/05, Strike 30.00                       1,500
            300        Call, 01/22/05, Strike 25.00                       3,750
          2,000        EMC Corp.(c)
                       Call, 01/21/06, Strike 12.50                     760,000
            330        FLIR Systems, Inc.(c)
                       Call, 01/20/07, Strike 60.00                     575,850
            550        Jabil Circuit, Inc.(c)
                       Call, 01/20/07, Strike 25.00                     354,750
                       Juniper Networks, Inc.(c)
          1,000        Call, 01/21/06, Strike 25.00                     615,000
            900        Call, 01/21/06, Strike 22.50                     688,500
          3,500        Lucent Technologies, Inc.(c)
                       Call, 01/21/06, Strike 5.00                      122,500
            500        Mentor Graphics Corp.(c)
                       Call, 01/22/05, Strike 20.00                       6,250
          2,000        Motorola, Inc.(c)
                       Call, 01/20/07, Strike 17.50                     970,000
          2,000        National Semiconductor Corp.(c)
                       Call, 01/22/05, Strike 22.50                       5,000
          2,240        Nokia Corp.(c)
                       Call, 01/20/07, Strike 15.00                     672,000
          1,600        QUALCOMM, Inc.(c)
                       Call, 01/20/07, Strike 40.00                   1,536,000
                       Rambus, Inc.(c)
            800        Call, 01/21/06, Strike 30.00                     408,000
            600        Call, 01/20/07, Strike 17.50                     696,000
            500        RF Micro Devices, Inc.(c)
                       Call, 01/21/06, Strike 12.50                      12,500
            700        Sandisk Corp.(c)
                       Call, 01/22/05, Strike 35.00                       3,500
            900        Symantec Corp.(c)
                       Call, 01/20/07, Strike 25.00                     612,000
            800        Yahoo!, Inc.(c)
                       Call, 01/20/07, Strike 35.00                     784,000
            700        Call, 01/20/07, Strike 40.00                     518,000
                                                                  -------------
                                                                     21,270,325
                                                                  -------------
                       MATERIALS (0.1%)
          1,000        Dow Chemical Company(c)
                       Put, 01/21/06, Strike 45.00                      235,000
            800        Georgia-Pacific Corp.(c)
                       Put, 01/21/06, Strike 40.00                      428,000
                                                                  -------------
                                                                        663,000
                                                                  -------------
                         TOTAL OPTIONS                               46,270,700
                                                                  -------------
                       TOTAL SYNTHETIC CONVERTIBLE
                       SECURITIES
                       (Cost $211,698,992)                          217,923,386
                                                                  -------------

          See accompanying Notes to Schedule of Investments (unaudited)

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

   NUMBER OF
    SHARES                                                            VALUE
   ---------                                                          -----
CONVERTIBLE PREFERRED STOCKS (12.4%)

                       CONSUMER DISCRETIONARY (4.9%)
        518,000        Ford Motor Company Capital
                       Trust II(b)
                       6.500%                                     $  27,345,220
                                                                  -------------
                       FINANCIALS (5.1%)
        254,600        Conseco, Inc.
                       5.500%                                         6,746,900
        289,000        Phoenix Companies, Inc.
                       7.000%                                        10,259,500
        238,500        PMI Group, Inc.
                       5.875%                                         6,305,940
        163,000        Scottish Re Group, Ltd.(b)
                       5.875%                                         5,035,070
                                                                  -------------
                                                                     28,347,410
                                                                  -------------
                       INDUSTRIALS (2.4%)
        104,000        Northrop Grumman Corp.
                       7.000%                                        13,729,040
                                                                  -------------
                       TOTAL CONVERTIBLE PREFERRED
                       STOCKS
                       (Cost $63,564,654)                            69,421,670
                                                                  -------------
COMMON STOCKS (1.3%)
                       CONSUMER DISCRETIONARY (0.4%)
         15,000        Dollar General Corp.                             311,550
         21,000        Omnicom Group, Inc.                            1,770,720
                                                                  -------------
                                                                      2,082,270
                                                                  -------------
                       INDUSTRIALS (0.2%)
         13,500        Deere & Company                                1,004,400
                                                                  -------------
                       INFORMATION TECHNOLOGY (0.3%)
         40,000        Dell Computer Corp.(c)                         1,685,600
                                                                  -------------
                       MATERIALS (0.4%)
         23,500        Dow Chemical Company                           1,163,485
         30,000        Georgia-Pacific Corp.                          1,124,400
                                                                  -------------
                                                                      2,287,885
                                                                  -------------
                       TOTAL COMMON STOCKS
                       (Cost $6,404,245)                              7,060,155
                                                                  -------------

   PRINCIPAL
     AMOUNT                                                           VALUE
   ---------                                                          -----
SHORT-TERM INVESTMENT (0.4%)
$     2,208,000        Citigroup Inc.
                       2.000%, 01/03/05
                       (Cost $2,207,755)                              2,207,755
                                                                  -------------
TOTAL INVESTMENTS (97.5%)
(Cost $518,510,236)                                                 547,483,029
                                                                  -------------

   NUMBER OF
    SHARES                                                            VALUE
   ---------                                                          -----
COMMON STOCKS SOLD SHORT (-35.8%)

                       CONSUMER DISCRETIONARY (-11.8%)
       (130,200)       Dick's Sporting Goods, Inc.                   (4,576,530)
        (55,000)       Dress Barn, Inc.                                (968,000)
        (12,500)       eBay, Inc.                                    (1,453,500)
       (805,000)       Ford Motor Company                           (11,785,200)
       (700,000)       Goodyear Tire & Rubber Company               (10,262,000)
        (41,000)       Harley-Davidson, Inc.                         (2,490,750)
       (195,972)       Hilton Hotels Corp.                           (4,456,403)
        (71,000)       Home Depot, Inc.                              (3,034,540)
        (28,000)       Kellwood Company                                (966,000)
       (217,500)       Lamar Advertising Company                     (9,304,650)
        (15,000)       Lear Corp.                                      (915,150)
        (37,150)       Lithia Motors, Inc.                             (996,363)
        (28,000)       Men's Wearhouse, Inc.                           (894,880)
        (63,800)       Navigant International, Inc.                    (776,446)
        (40,000)       Nike, Inc.                                    (3,627,600)
        (25,000)       Nordstrom, Inc.                               (1,168,250)
        (38,000)       Priceline.Com, Inc.                             (896,420)
        (15,000)       Pulte Homes, Inc.                               (957,000)
        (38,000)       Royal Caribbean Cruises, Ltd.                 (2,068,720)
        (24,000)       Target Corp.                                  (1,246,320)
         (7,000)       WCI Communities, Inc.                           (205,800)
        (70,000)       YUM! Brands, Inc.                             (3,302,600)
                                                                  -------------
                                                                    (66,353,122)
                                                                  -------------
                       ENERGY (-1.4%)
        (38,000)       BJ Services Company                           (1,768,520)
       (252,200)       Hanover Compressor Company                    (3,563,586)
        (30,000)       Veritas DGC, Inc.                               (672,300)
        (70,500)       Willbros Group, Inc.                          (1,625,025)
                                                                  -------------
                                                                     (7,629,431)
                                                                  -------------
                       FINANCIALS (-5.2%)
        (42,000)       Allstate Corp.                                (2,172,240)
       (140,000)       American Equity Investment Life
                       Holding Company                               (1,507,800)
        (22,500)       Commerce Bancorp, Inc.                        (1,449,000)
       (210,000)       Conseco, Inc.                                 (4,189,500)
       (231,000)       Hilb, Rogal and Hamilton Company              (8,371,440)
        (65,300)       Ocwen Financial Corp.                           (624,268)
        (89,000)       PMI Group, Inc.                               (3,715,750)
       (280,000)       Scottish Annuity & Life
                       Holdings, Ltd.                                (7,252,000)
                                                                  -------------
                                                                    (29,281,998)
                                                                  -------------
                       HEALTH CARE (-4.7%)
       (200,000)       Abgenix, Inc.                                 (2,068,000)
        (28,700)       Aetna, Inc.                                   (3,580,325)
       (111,000)       Allscripts Healthcare Solution,
                       Inc.                                          (1,184,370)
        (63,750)       Applera Corp.                                   (876,563)
        (26,000)       Baxter International, Inc.                      (898,040)
        (25,000)       Boston Scientific Corp.                         (888,750)
       (165,300)       Curagen Corp.                                 (1,183,548)
        (53,000)       Henry Schein, Inc.                            (3,690,920)
       (180,000)       Human Genome Sciences, Inc.                   (2,163,600)
        (50,800)       LabOne, Inc.                                  (1,627,632)
        (22,000)       Laboratory Corporation of
                       America Holdings                              (1,096,040)
        (25,000)       PacifiCare Health Systems, Inc.               (1,413,000)
       (100,000)       Per-Se Technologies, Inc.                     (1,583,000)
        (12,500)       Quest Diagnostics, Inc.                       (1,194,375)
        (45,000)       Sepracor, Inc.                                (2,671,650)
                                                                  -------------
                                                                    (26,119,813)
                                                                  -------------

          See accompanying Notes to Schedule of Investments (unaudited)

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

   NUMBER OF
    SHARES                                                            VALUE
   ---------                                                          -----
                       INDUSTRIALS (-4.7%)
       (102,900)       Alliant Techsystems, Inc.                  $  (6,727,602)
        (27,000)       American Standard Companies,
                       Inc.                                          (1,115,640)
       (391,800)       AMR Corp.                                     (4,290,210)
       (290,000)       Expressjet Holdings, Inc.                     (3,735,200)
        (81,600)       Gencorp, Inc.                                 (1,515,312)
        (49,600)       Mercury Computer Systems, Inc.                (1,472,128)
        (88,800)       Northrop Grumman Corp.                        (4,827,168)
        (70,000)       School Specialty, Inc.                        (2,699,200)
                                                                  -------------
                                                                    (26,382,460)
                                                                  -------------
                       INFORMATION TECHNOLOGY (-7.2%)
        (25,000)       Adobe Systems, Inc.                           (1,568,500)
        (44,000)       Agilent Technologies, Inc.                    (1,060,400)
        (40,000)       ANADIGICS Corp.                                 (150,000)
        (25,000)       Apple Computer, Inc.                          (1,610,000)
       (137,000)       Bell Microproducts, Inc.                      (1,317,940)
        (12,000)       BMC Software, Inc.                              (223,200)
        (42,000)       Broadcom Corp.                                (1,355,760)
        (29,800)       CheckFree Corp.                               (1,134,784)
       (440,700)       Ciber, Inc.                                   (4,248,348)
        (24,500)       Cirrus Logic, Inc.                              (134,995)
       (112,000)       Corning, Inc.                                 (1,318,240)
        (40,000)       CREE, Inc.                                    (1,603,200)
        (35,000)       Electronic Arts, Inc.                         (2,158,800)
        (47,000)       EMC Corp.                                       (698,890)
        (56,600)       Equinix, Inc.                                 (2,419,084)
         (6,600)       FLIR Systems, Inc.                              (421,014)
         (6,072)       Freescale Semiconductor, Inc.                   (111,482)
       (225,800)       Gateway, Inc.                                 (1,357,058)
        (11,000)       Jabil Circuit, Inc.                             (281,380)
        (84,500)       Juniper Networks, Inc.                        (2,297,555)
       (100,000)       Lucent Technologies, Inc.                       (376,000)
        (55,000)       Motorola, Inc.                                  (946,000)
        (50,000)       National Semiconductor Corp.                    (897,500)
        (60,000)       Nokia Corp.                                     (940,200)
        (55,000)       QUALCOMM, Inc.                                (2,332,000)
        (35,750)       Radisys Corp.                                   (698,913)
        (65,000)       Rambus, Inc.                                  (1,495,000)
       (158,000)       Serena Software, Inc.                         (3,419,120)
       (179,000)       Skyworks Solutions, Inc.                      (1,687,970)
        (36,000)       Symantec Corp.                                  (927,360)
        (47,500)       Yahoo!, Inc.                                  (1,789,800)
                                                                  -------------
                                                                    (40,980,493)
                                                                  -------------
                       MATERIALS (-0.2%)
        (56,000)       Ryerson Tull, Inc.                              (882,000)
                                                                  -------------
                       TELECOMMUNICATION SERVICES (-0.6%)
        (65,175)       Commonwealth Telephone
                       Enterprises, Inc.                             (3,236,591)
                                                                  -------------
                       TOTAL COMMON STOCKS SOLD
                       SHORT
                       (Proceeds $170,551,482)                     (200,865,908)
                                                                  -------------
OTHER ASSETS, LESS LIABILITIES (38.3%)                              214,684,757
                                                                  -------------
NET ASSETS (100.0%)                                               $ 561,301,878
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2004 the market value of 144A securities that could not be exchanged to the registered form were $77,880,500 or 13.9% of net assets.

(b) Security position is held in a segregated account as collateral for securities sold short aggregating a total market value of $106,721,065.

(c)   Non-income producing security.

          See accompanying Notes to Schedule of Investments (unaudited)

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1

PORTFOLIO VALUATION. In computing the net asset values of each Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service. The Funds may use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially effected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset values may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

OPTION TRANSACTIONS. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of December 31, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for Federal income tax purposes at December 31, 2004 was as follows:

                         GROWTH         BLUE CHIP         VALUE          GROWTH AND
                          FUND            FUND             FUND         INCOME FUND
                         ------         ---------         -----         -----------
Cost basis of
   investments      $ 12,846,551,328  $  88,511,262  $    97,838,768  $ 4,801,125,862
                    ----------------  -------------  ---------------  ---------------
Gross unrealized
   appreciation        2,780,957,891      9,552,511       13,864,018      721,890,831
Gross unrealized
   depreciation         (152,158,531)    (1,839,124)        (839,451)     (43,454,430)
                    ----------------  -------------  ---------------  ---------------
Net unrealized
   appreciation
   (depreciation)      2,628,799,360      7,713,387       13,024,567      678,436,401
                    ================  =============  ===============  ===============
                        GLOBAL            HIGH                            MARKET
                      GROWTH AND         YIELD       CONVERTIBLE         NEUTRAL
                      INCOME FUND         FUND           FUND              FUND*
                      -----------        -----       -----------         -------
Cost basis of
   investments      $   295,537,451  $ 244,058,161  $  1,296,858,983  $ 552,046,361
                    ---------------  -------------  ----------------  -------------
Gross unrealized
   appreciation          45,322,608     21,675,988       203,882,532     47,717,220
Gross unrealized
   depreciation          (3,032,504)      (845,629)       (6,063,569)   (52,280,552)
                    ---------------  -------------  ----------------  -------------
Net unrealized
   appreciation
   (depreciation)        42,290,104     20,830,359       197,818,963     (4,563,332)
                    ===============  =============  ================  =============

*Cost basis of investments for Market Neutral is net of short positions.

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 3

FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The counterparty to all forward foreign currency contracts at December 31, 2004, was a multinational bank.

As of December 31, 2004, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                           SETTLEMENT      LOCAL          CURRENT        UNREALIZED
                              DATE       CURRENCY          VALUE         GAIN (LOSS)
                           ----------    --------         -------        -----------
Short Contracts
Australian Dollar          1/20/2005       6,800,000   $   5,320,510   $     (363,846)
British Pound Sterling     1/20/2005      11,235,000      21,538,381       (1,080,564)
Danish Krone               1/20/2005      38,575,000       7,050,506         (557,382)
Euro                       1/20/2005      35,510,000      48,269,951       (3,543,836)
Hong Kong Dollar           1/20/2005      12,550,000       1,616,579           (1,315)
Japanese Yen               1/20/2005   4,140,000,000      40,464,062       (2,091,646)
Swiss Franc                1/20/2005      20,615,000      18,149,679       (1,329,346)
Taiwanese Dollar           1/20/2005     135,800,000       4,305,403         (217,718)
                                                                       --------------
                                                                       $   (9,185,653)

As of December 31, 2004, the Convertible Fund had the following open forward foreign currency contracts:

                           SETTLEMENT     LOCAL         CURRENT        UNREALIZED
                              DATE       CURRENCY        VALUE         GAIN (LOSS)
                           ----------    --------       -------        -----------
Short Contracts
British Pound Sterling     1/20/2005     8,170,000   $  15,662,535   $   (1,018,382)
Swiss Franc                1/20/2005    23,300,000      20,513,583       (1,502,486)
                                                                     --------------
                                                                     $   (2,520,868)

NOTE 4

SECURITIES LENDING. During the period ended December 31, 2004, each Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors, LLC and the security lending agent will monitor the creditworthiness of the firms to which each Fund lends securities. At December 31, 2004 the Growth Fund, Blue Chip Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund and Convertible Fund had securities valued at $1,705,839,350, $3,042,016, $676,883, $695,546,497,
$30,099,353, $33,719,552 and $226,902,253 that were on loan to broker-dealers and banks and the Growth Fund, Blue Chip Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund and Convertible Fund had $1,753,035,371, $3,135,528, $686,172, $713,806,905, $30,968,937, $34,531,712 and
$232,615,507, respectively, in cash or cash equivalent collateral. Growth Fund and Growth and Income Fund's collateral represented cash equivalents of $153,766,665 and $11,000,000, respectively, which may be sold or pledged only upon default of the borrower.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  2/24/2005

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  2/24/2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  2/24/2005

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  2/24/2005